UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-08846
First Focus Funds, Inc.

(Exact name of registrant as specified in charter)
First National Bank 1620 Dodge Street Omaha, NE 68197

(Address of principal executive offices) (Zip code)
Citi Funds Services Ohio, Inc. 3435 Stelzer Rd. Columbus, OH 43219

(Name and address of agent for service)
Registrant’s telephone number, including area code: (614) 470-8000
Date of fiscal year end: March 31, 2008
Date of reporting period: September 30, 2007

Item 1. Reports to Stockholders.

First Focus Funds

Short-Intermediate Bond Fund
Income Fund
Nebraska Tax-Free Fund
Balanced Fund
Core Equity Fund
Large Cap Growth Fund
Growth Opportunities Fund
Small Company fund
International Equity Fund

First Focus Funds

Semi-Annual Report
September 30, 2007

Value. Stability. Service.

Notice to Investors
Shares of First Focus Funds are:

• Are Not FDIC Insured • May Lose Value • Have No Bank Guarantee

SEMI-ANNUAL REPORT 2007 FIRST FOCUS FUNDSSM

SEMI-ANNUAL REPORT 2007 FIRST FOCUS FUNDSSM
September 30, 2007
Dear Shareholder,
Here at First Focus Funds, we have been busy over the course of the last several quarters looking critically at a couple of areas, including fund lineup and distribution. We’ve asked several critical questions of ourselves: are we performing as we would like, do we have the asset classes we need and are we growing the asset base of the fund complex?
In May of 2002, First Focus Funds added international expertise by hiring Dublin, Ireland based KBC Investment Management, a subsidiary of one of the largest money managers in Europe, as a sub-advisor to the fund complex. The move proved to be fortuitous in a couple of ways; the international asset class has been a top performing asset class over the last five years, and KBC has done a terrific job versus its competition. As of the end of October, the First Focus International Equity Fund was the largest fund by assets in the fund line-up, with over $100 million in assets.*
In July of this year, our Fund Family added another fund, the First Focus Large Cap Growth Fund, which is also sub-advised. After an extensive search, a contract was signed with Riverbridge Partners, a boutique shop focused on the growth segment located in Minneapolis, MN. As we looked at various asset classes both domestically and abroad, it appeared to us that large cap growth stocks were undervalued versus their value counterparts. We are modeling our strategy for growing the Large Cap Growth Fund after our success in the International Equity Fund, and are targeting similar growth prospects over the next five years.
We have also been looking critically at areas where we have not been competitive. We are doing some extensive research into the viability of the Nebraska Tax-Free Fund. There are significant costs associated with running a small fund in this asset class which have made it difficult to deliver competitive returns. The Board of Directors will be meeting in early November to determine the next steps with this Fund.
We have also spent time analyzing our strategy for growing the fund complex. We will continue to work to grow the First Focus Fund assets held by First National Bank of Omaha and her sister companies, while also looking externally to “supermarket” platforms such as Charles Schwab and Fidelity as new venues to introduce the First Focus Funds to a broader audience. The key to both of these markets is competitive risk adjusted performance, which we feel we offer.
Our strategy for performance includes continually looking at ourselves to determine where we have competitive advantages and then focusing our efforts on those key areas. Additionally, we intend to use our success with our International Fund as a model to add additional asset classes to the fund line-up in the years to come.
Thank you for your continued support of First Focus Funds, and we look forward to serving you for many years to come.
Stephen Frantz
Chief Investment Officer
sfrantz@fnni.com
Investment Concerns
There are risks associated with investing in foreign companies, such as erratic market conditions, economic and political instability and fluctuations in currency and exchange rates.
Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes. Common stocks, and funds investing in common stocks, generally provide greater return potential when compared with other types of investments.
Because the Nebraska Tax-Free Fund is non-diversified and invests primarily in Nebraska municipal securities, the Fund is particularly susceptible to any economic, political, or regulatory developments affecting a particular issuer of Nebraska municipal securities.
Certain shareholders may be subject to the Alternative Minimum Tax (AMT). Federal income tax rules will apply to any capital gains distributions. Non-residents are subject to state taxation.
Comments are provided as a general market overview and should not be considered investment advice or predictive of any future market performance.

*	Portfolio composition is subject to change.
Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit our website at www.firstfocusfunds.com.
First Focus Funds are distributed by Foreside Distribution Services, L.P., which is not affiliated with First National Bank or any of its affiliates.

SEMI-ANNUAL REPORT 2007 FIRST FOCUS FUNDSSM
Portfolio Composition*
September 30, 2007 (unaudited)
Short-Intermediate Bond Fund

Security Allocation	Percentage of Value of Investments
U.S. Treasuries	31.0%
Corporate Bonds	23.8%
Mortgage-Backed	23.6%
Agencies	17.4%
Asset-Backed	3.9%
Cash Equivalents	0.3%

Total	100.0%

Income Fund

Security Allocation	Percentage of Value of Investments
Mortgage-Backed	55.4%
Corporate Bonds	20.0%
U.S. Treasuries	11.0%
Agencies	6.2%
Asset-Backed	6.0%
Cash Equivalents	1.4%

Total	100.0%

Nebraska Tax-Free Fund

Security Allocation	Percentage of Value of Investments
Municipal Bonds	93.8%
Variable Rate Demand Notes	4.9%
Cash Equivalents	1.3%

Total	100.0%

Balanced Fund

Security Allocation	Percentage of Value of Investments
U.S. Treasury Notes	27.1%
Cash Equivalents	12.3%
Agencies	10.4%
Financials	10.0%
Industrial	6.9%
Information Technology	6.5%
Health Care	6.5%
Materials	5.3%
Consumer Staples	3.4%
Energy	2.9%
Food & Beverages	2.9%
Textiles	2.1%
Utilities	1.3%
Railroads	1.2%
Telecommunication	1.2%

Total	100.0%

Core Equity Fund

Security Allocation	Percentage of Value of Investments
Financials	20.6%
Energy	13.5%
Information Technology	10.6%
Industrial	10.3%
Health Care	9.2%
Consumer Staples	7.6%
Media	5.7%
Food & Beverages	5.6%
Consumer Discretionary	4.3%
Materials	4.0%
Telecommunication	3.7%
Cash Equivalents	2.8%
Utilities	2.1%

Total	100.0%

*	Portfolio composition is as of September 30, 2007 and is subject to change.

SEMI-ANNUAL REPORT 2007 FIRST FOCUS FUNDSSM
Portfolio Composition*
September 30, 2007 (unaudited)
Large Cap Growth Fund

Security Allocation	Percentage of Value of Investments
Information Technology	23.2%
Health Care	15.2%
Food & Beverages	12.5%
Industrial	10.5%
Energy	8.0%
Consumer Staples	7.8%
Financials	6.3%
Consumer Discretionary	5.8%
Telecommunication	5.5%
Cash Equivalents	2.8%
Transportation	2.4%

Total	100.0%

Growth Opportunities Fund

Security Allocation	Percentage of Value of Investments
Information Technology	17.9%
Industrial	16.7%
Health Care	13.5%
Consumer Discretionary	11.0%
Financials	10.4%
Materials	8.1%
Telecommunication	6.2%
Food & Beverages	5.7%
Energy	5.0%
Consumer Staples	2.1%
Utilities	1.9%
Cash Equivalents	1.5%

Total	100.0%

Small Company Fund

Security Allocation	Percentage of Value of Investments
Financials	18.4%
Information Technology	16.3%
Industrial	15.3%
Energy	9.0%
Consumer Discretionary	8.8%
Health Care	7.1%
Utilities	6.0%
Consumer Staples	5.5%
Food & Beverages	5.5%
Cash Equivalents	3.4%
Telecommunications	2.2%
Transportation	1.7%
Media	0.8%

Total	100.0%

International Equity Fund

Security Allocation	Percentage of Value of Investments
United Kingdom	19.6%
Japan	15.1%
France	10.0%
Germany	7.9%
South Korea	5.1%
Switzerland	4.4%
Other	4.3%
Netherlands	3.5%
Singapore	3.4%
Australia	3.3%
Hong Kong	2.7%
Taiwan	2.6%
Spain	2.5%
Greece	2.5%
Finland	2.2%
Sweden	2.1%
Ireland	1.9%
Norway	1.9%
Italy	1.7%
Brazil	1.7%
Belgium	0.9%
Malaysia	0.7%

Total	100.0%

*	Portfolio composition is as of September 30, 2007 and is subject to change.

SEMI-ANNUAL REPORT
First Focus FundsSM
Schedule of Portfolio Investments
September 30, 2007 (Unaudited)
Short-Intermediate Bond Fund

Principal	Security
Amount	Description	Value
Asset-Backed Securities (3.8%):
$900,000	Canal Pointe I LLC, 7.00%, 1/25/14 (a)(b)	$585,000
858,000	Countrywide Asset-Backed Certificates, 6.76%, 5/25/37 (a)(c)	694,036
514,232	Residential Asset Mortgage Products, Inc., 4.02%, 3/25/33	483,572

Total Asset-Backed Securities (Cost $2,078,506)		1,762,608

Commercial Mortgage Backed Securities (9.7%):
890,000	Bear Stearns Commercial Mortgage Securities, 5.53%, 9/11/41	889,489
1,100,000	Commercial Mortgage Acceptance Corp., 6.04%, 9/15/30	1,100,871
671,000	LB-UBS Commercial Mortgage Trust, 6.45%, 12/15/28	700,350
850,000	LB-UBS Commercial Mortgage Trust, 6.39%, 11/15/33	886,566
915,000	Morgan Stanley Capital, 5.91%, 8/12/41	934,094

Total Commercial Mortgage Backed Securities (Cost $4,504,954)		4,511,370

Corporate Bonds (23.6%):
	Banks (5.5%):
890,000	Bank of New York Co., Inc., 6.38%, 4/1/12	929,779
935,000	Bank One Corp., 10.00%, 8/15/10	1,055,041
550,000	USB Capital IX, 6.19%, 4/15/49	550,365

		2,535,185

	Computers (3.6%):
825,000	Cisco Systems, Inc., 5.25%, 2/22/11	832,674
824,000	Dell Computer, Inc., 6.55%, 4/15/08	828,993

		1,661,667

	Financial Services (8.9%):
810,000	AMBAC Financial Group, Inc., 9.38%, 8/1/11	901,717
825,000	Countrywide Home Loan, 5.63%, 7/15/09	774,805
710,000	General Electric Capital Corp., 5.88%, 2/15/12	728,679
850,000	Goldman Sachs Group, Inc., 6.88%, 1/15/11 (L)	889,622
900,000	Household Finance Corp., 4.75%, 7/15/13 (L)	856,553

		4,151,376

	Industrial (3.8%):
875,000	Praxair, Inc., 6.50%, 3/1/08	879,764
905,000	Rockwell International Corp., 6.15%, 1/15/08	907,146

		1,786,910

	Oil & Gas Exploration Services (1.8%):
825,000	Phillips Petroleum Co., 6.38%, 3/30/09	843,845

Total Corporate Bonds (Cost $11,035,651)		10,978,983

Mortgage-Backed Securities (13.7%):
	Fannie Mae (4.6%):
2,185,000	4.00%, 3/25/15	2,152,146

	Freddie Mac (9.1%)
2,059,105	4.50%, 1/15/17	1,993,127
2,260,000	4.50%, 12/15/17	2,220,355

		4,213,482

Total Mortgage-Backed Securities (Cost $6,232,114)		6,365,628

U.S. Government Agency Obligations (17.3%):
	Fannie Mae (4.1%):
1,900,000	4.30%, 5/5/08	1,894,108

	Federal Home Loan Bank (9.2%)
1,950,000	4.25%, 3/24/08	1,943,559
2,375,000	4.00%, 3/24/11	2,333,893

		4,277,451

	Freddie Mac (4.0%):
1,765,000	6.63%, 9/15/09	1,837,969

Total U.S. Government Agency Obligations (Cost $7,997,511)		8,009,529

U.S. Treasury Obligations (30.7%):
	U.S. Treasury Notes (30.7%)
2,575,000	4.88%, 8/15/09 (L)	2,616,442
4,550,000	4.00%, 4/15/10(L)	4,550,355
4,600,000	4.50%, 11/15/10 (L)	4,662,890
2,400,000	4.50%, 9/30/11 (L)	2,432,062

Total U.S. Treasury Obligations (Cost $14,011,366)		14,261,749

Investment Company (0.3%):
121,835	Goldman Sachs Financial Square Funds, Treasury Obligations Fund (a)	121,835

Total Investment Companies (Cost $121,835)		121,835

Schedule of Portfolio Investments
September 30, 2007 (Unaudited)
Short-Intermediate Bond Fund (concluded)

	Security
Shares	Description	Value
Pool Of Investments Held As Collateral For Loaned Securities (24.4%):
11,341,788	Securities Lending Quality Trust	$11,341,788

Total Pool Of Investments Held As Collateral For Loaned Securities (Cost $11,341,788)		11,341,788

Total Investments (Cost $57,323,725) — 123.5%		57,353,490
Liabilities in excess of other assets — (23.5)%		(10,921,679)

NET ASSETS — 100.0%		$46,431,811

(a)	Variable rate securities. The rate reflected is the rate in effect at September 30, 2007.

(b)	Security exempt from registration under Rule 144a of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. This security has been deemed illiquid by the Investment Advisor based on procedures approved by the Board of Directors.

(c)	Security exempt from registration under Rule 144a of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. This security has been deemed liquid by the Investment Advisor based on procedures approved by the Board of Directors.

(L)	All or a portion of security is on loan.

AMBAC	Insured by American Municipal Bond Insurance

Assurance Corp.

LLC	Limited Liability Co.
See accompanying notes to financial statements.

SEMI-ANNUAL REPORT
First Focus Funds SM

Schedule of Portfolio Investments
September 30, 2007 (Unaudited)
Income Fund

Principal	Security
Amount	Description	Value
Asset-Backed Securities (6.0%):
$600,000	Canal Pointe I LLC, 7.00%, 1/25/14 (a)(b)	$390,000
1,075,000	Countrywide Asset-Backed Certificates, 6.76%, 5/25/37 (a)(c)	869,567
920,000	Preferred Term Securities XXI Ltd., 5.71%, 3/22/38 (c)	921,104
749,922	Residential Asset Mortgage Products, Inc., 4.02%, 3/25/33	705,208
934,141	Structured Asset Securities Corp., 5.30%, 9/25/33 (a)	920,028

Total Asset-Backed Securities (Cost $4,004,512)		3,805,907

Commercial Mortgage Backed Securities (12.7%):
1,348,000	Banc of America Commercial Mortgage, Inc., 5.18%, 9/10/47 (a)	1,332,273
1,000,000	Bear Stearns Commercial Mortgage Securities, 5.53%, 9/11/41	999,426
1,051,000	Commercial Mortgage Asset Trust, 7.64%, 11/17/32	1,175,744
1,025,000	J.P. Morgan Chase Commercial Mortgage Securities, 5.16%, 10/12/37	1,021,383
925,000	LB-UBS Commercial Mortgage Trust, 6.45%, 12/15/28	965,461
1,234,000	LB-UBS Commercial Mortgage Trust, 6.39%, 11/15/33	1,287,085
1,305,000	Morgan Stanley Capital, 5.91%, 8/12/41	1,332,232

Total Commercial Mortgage Backed Securities (Cost $8,022,930)		8,113,604

Corporate Bonds (19.8%):
	Banks (3.9%):
650,000	Bank of America Corp., 3.25%, 8/15/08	639,567
595,000	Citigroup, Inc., 3.50%, 2/1/08	591,609
610,000	Southtrust Bank, 6.13%, 1/9/28	616,213
675,000	USB Capital IX, 6.19%, 4/15/49	675,448

		2,522,837

	Computers (3.1%):
660,000	Cisco Systems, Inc., 5.50%, 2/22/16	655,587
640,000	Dell Computer, Inc., 6.55%, 4/15/08	643,878
625,000	Hewlett-Packard Co., 6.50%, 7/1/12 (L)	658,174

		1,957,639

	Financial Services (6.0%):
605,000	American Express Co., 6.80%, 9/1/66 (L)	620,000
700,000	CIT Group, Inc., 4.00%, 5/8/08 (L)	691,966
635,000	Countrywide Financial, 4.25%, 12/19/07 (L)	627,650
690,000	General Electric Capital Corp., 4.88%, 3/4/15	662,931
650,000	HSBC Finance Corp., 6.75%, 5/15/11	677,929
553,000	UBS Preferred Funding Trust, 6.24%, 5/15/49 (L)	544,446

		3,824,922

	Insurance (1.8%):
590,000	Chubb Corp., 6.80%, 11/15/31	624,004
515,000	General Reinsurance Corp., 9.00%, 9/12/09	556,998

		1,181,002

	Office Automation & Equipment (1.0%):

675,000	Pitney Bowes, Inc., 5.25%, 1/15/37	647,592

	Oil & Gas Exploration Services (1.0%):

510,000	Tosco Corp., 8.13%, 2/15/30	620,077

	Regional Authorities (1.0%):

620,000	Ontario Province, 3.28%, 3/28/08	615,982

	Utilities (2.0%):
590,000	Laclede Gas Co., 6.50%, 11/15/10	609,760
80,000	Laclede Gas Co., 6.50%, 10/15/12	83,950
565,000	Union Electric, 6.75%, 5/1/08	568,259

		1,261,969

Total Corporate Bonds (Cost $12,691,924)		12,632,020

Mortgage-Backed Securities (42.4%):
	Fannie Mae (14.6%)
1,095,862	5.50%, 11/1/16	1,093,319
1,378,876	4.50%, 11/1/18	1,327,845
233,046	4.50%, 12/1/18	224,987
1,315,000	4.00%, 2/25/19	1,199,970
1,512,423	5.00%, 12/1/19	1,482,445
1,313,107	7.50%, 8/1/22	1,393,675
837,018	5.00%, 4/1/34	800,530
1,435,072	5.00%, 5/1/34	1,372,513
401,917	5.00%, 8/1/34	383,377

		9,278,661

Schedule of Portfolio Investments
September 30, 2007 (Unaudited)
Income Fund (concluded)

Shares or
Principal	Security
Amount	Description	Value
Mortgage-Backed Securities (continued):
	Freddie Mac (27.8%)
$1,117,831	5.00%, 12/15/15	$1,111,329
2,485,000	4.00%, 1/15/17	2,394,098
676,189	4.50%, 1/15/17	654,523
1,149,309	5.00%, 5/1/18	1,130,522
1,263,309	5.00%, 8/1/18	1,241,834
1,090,000	4.50%, 4/15/19	1,034,054
2,009,000	4.50%, 6/15/21	1,826,981
1,155,313	4.25%, 4/15/22	1,149,386
2,040,000	5.00%, 4/15/28	2,024,478
2,030,000	5.00%, 2/15/29	2,008,117
2,025,000	5.00%, 3/15/34	1,928,610
1,292,116	5.50%, 11/15/35	1,286,352

		17,790,284

Total Mortgage-Backed Securities (Cost $27,085,128)		27,068,945

U.S. Government Agency Obligations (6.2%):
	Fannie Mae (2.6%):
1,575,000	5.38%, 6/12/17	1,619,673
	Freddie Mac (3.6%)
1,330,000	4.38%, 1/25/10	1,328,923
995,000	4.63%, 5/28/13	977,905

		2,306,828

Total U.S. Government Agency Obligations (Cost $3,854,321)		3,926,501

U.S. Treasury Obligations (10.9%):
	U.S. Treasury Bonds (8.0%)
2,750,000	8.88%, 2/15/19	3,742,148
1,250,000	5.50%, 8/15/28 (L)	1,349,219

		5,091,367

	U.S. Treasury Notes (2.9%)
585,000	4.00%, 2/15/15 (L)	569,141
1,300,000	4.63%, 2/15/17 (L)	1,305,991

		1,875,132

Total U.S. Treasury Obligations (Cost $6,777,830)		6,966,499

Investment Company (1.4%): (a)
889,306	Goldman Sachs Financial Square Funds, Treasury Obligations Fund	889,306

Total Investment Companies (Cost $889,307)		889,306

Pool Of Investments Held As Collateral For Loaned Securities (8.8%):
5,578,361	Securities Lending Quality Trust	$5,578,361

Total Pool Of Investments Held As Collateral For Loaned Securities (Cost $5,578,361)		5,578,361

Total Investments (Cost $68,904,313) — 108.2%		68,981,143
Liabilities in excess of other assets — (8.2)%		(5,210,279)

NET ASSETS — 100.0%		$63,770,864

(a)	Variable rate securities. The rate reflected is the rate in effect at September 30, 2007.

(b)	Security exempt from registration under Rule 144a of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. This security has been deemed illiquid by the Investment Advisor based on procedures approved by the Board of Directors.

(c)	Security exempt from registration under Rule 144a of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. This security has been deemed liquid by the Investment Advisor based on procedures approved by the Board of Directors.

(L)	All or a portion of security is on loan.

LLC	Limited Liability Co.
See accompanying notes to financial statements.

SEMI-ANNUAL REPORT
First Focus Funds SM

Schedule of Portfolio Investments
September 30, 2007 (Unaudited)
Nebraska Tax-Free Fund

Principal	Security
Amount	Description	Value
Municipal Bonds (97.8%):
	Nebraska (97.8%):
$290,000	Dodge County, School District, 5.75%, 12/15/13	$309,392
880,000	Dodge County, School District, 5.60%, 12/15/17	934,886
1,000,000	Douglas County, Henry Doorly Zoo Facility, RB, REF, 5.88%, 9/1/14	1,043,880
1,000,000	Douglas County, Nebraska School District, 3.00%, 11/1/10	971,990
400,000	Douglas County, Nebraska School District, 5.00%, 9/1/15	433,372
440,000	Douglas County, School District No. 1, Series B, GO, 4.90%, 12/15/17	455,154
575,000	Grand Island Nebraska Sanitation Sewer Revenue, 3.75%, 4/1/11	578,369
1,000,000	Hasting, Electric System, RB, REF, 5.00%, 1/1/19	1,031,650
525,000	Hastings, GO, 3.75%, 4/15/09	524,454
855,000	Lancaster County, Hospital Authority, Bryanlgh Medical Center Project, Series A, RB, AMBAC, 5.00%, 6/1/19	897,169
760,000	Lancaster County, School District No. 1, Lincoln Public School District, GO, 5.00%, 1/15/13	808,853
1,255,000	Lancaster County, School District No. 1, Lincoln Public Schools, GO, 5.25%, 7/15/17	1,310,596
1,000,000	Lancaster County, School District No. 1, Lincoln Public Schools, GO, 5.25%, 7/15/18	1,042,420
500,000	Lincoln, GO, 2.80%, 6/15/11	480,070
500,000	Lincoln, GO, 3.00%, 6/15/12	481,305
1,250,000	Lincoln, Parking Facility, Series A, RB, REF, 5.38%, 8/15/14	1,287,600
420,000	Lincoln, Tax-Supported Antelope Project, RB, 4.50%, 9/15/14	432,965
855,000	Lincoln, Tax-Supported Antelope Project, RB, 5.00%, 9/15/15	896,271
110,000	Nebraska Elementary & Secondary Schools, 2.45%, 7/15/09	105,876
1,000,000	Nebraska Public Power, 5.00%, 1/1/12	1,054,600
1,000,000	Nebraska Public Power, 4.25%, 1/1/14	1,030,930
1,360,000	Nebraska State, Educational Finance Authority, Creighton University Project, Series A, RB, AMBAC, REF, 5.00%, 9/1/09	1,382,304
1,000,000	Nebraska State, Educational Finance Authority, RB, REF, 5.15%, 4/1/22	1,014,000
500,000	Nebraska State, Municipal Energy Agency, Series A, RB, AMBAC, REF, 5.00%, 4/1/14	526,685
1,000,000	Nebraska State, Municipal Energy Agency, Series A, RB, AMBAC, REF, 5.25%, 4/1/16	1,065,340
1,000,000	Nebraska State, Netc Facilities, Corp., RB, 4.50%, 4/1/09	1,014,140
1,000,000	Nebraska State, Utility Corp., Lincoln Project, RB, 5.25%, 1/1/23	1,047,890
525,000	Norris Public Power Distribution Nebraska Electric Revenue, 2.45%, 1/1/09	514,983
1,000,000	Omaha Convention Hotel Corp., Convention Center 1st Tier, Series A, RB, AMBAC, 5.50%, 4/1/16	1,079,060
1,500,000	Omaha Nebraska Metro Utilities District Water Revenue, 4.25%, 12/1/21	1,471,740
305,000	Omaha Public Power District, 4.20%, 2/1/26	289,262
500,000	Omaha Public Power District, RB, 5.20%, 2/1/22	518,590
1,500,000	Omaha Stadium Facilities Corp., Rosenblatt Stadium Project, RB, 5.25%, 11/1/16	1,610,670
1,500,000	Omaha, Douglass Public Building, GO, 5.10%, 5/1/20	1,557,495
1,300,000	Omaha, GO, 4.85%, 12/1/14	1,359,306
1,440,000	Omaha, GO, REF, 5.00%, 12/1/11	1,491,293
1,000,000	Omaha, GO, REF, 5.25%, 4/1/20	1,106,400
1,055,000	Omaha, Housing Authority, Timbercreek Apartments, RB, 5.15%, 11/20/22	1,064,463
580,000	Omaha, Special Obligation, Riverfront Redevelopment Project, Series A, RB, 4.50%, 2/1/11	595,840
1,000,000	Papillion-La Vista, School District, 4.90%, 12/1/22	1,013,440

Schedule of Portfolio Investments
September 30, 2007 (Unaudited)
Nebraska Tax-Free Fund (concluded)

Shares or
Principal	Security
Amount	Description	Value
Municipal Bonds (continued):
	Nebraska (continued):
$2,000,000	Phelps County, Hospital Authority, Phelps Memorial Health Center Project, Series B, RB, 4.75%, 7/1/12	$1,995,660
1,000,000	University of Nebraska, Deferred Maintenance Project, RB, 5.25%, 7/15/10	1,012,650
1,000,000	University of Nebraska, Medical Center Research Project, RB, 4.75%, 2/15/10	1,026,970

		39,869,983

Total Municipal Bonds (Cost $39,231,414)		39,869,983

Investment Company (1.2%):
501,955	Goldman Sachs Financial Square Funds, Tax-Free Money Market Fund	501,955

Total Investment Companies (Cost $501,955)		501,955

Total Investments (Cost $39,733,369) — 99.0%		40,371,938
Other assets in excess of liabilities — 1.0%		391,344

NET ASSETS — 100.0%		$40,763,282

AMBAC	Insured by American Municipal Bond Insurance Assurance Corp.

GO	General Obligation

MBIA	Insured by Municipal Bond Insurance Organization Association

RB	Revenue Bond

REF	Refunding
See accompanying notes to financial statements.

SEMI-ANNUAL REPORT
First Focus Funds SM
Schedule of Portfolio Investments
September 30, 2007 (Unaudited)
Balanced Fund

	Security
Shares	Description	Value
Common Stocks (46.0%):
	Aerospace & Defense (0.6%):
2,000	Alliant Techsystems, Inc. (a) (L)	$218,600

	Automotive (0.9%):
3,500	PACCAR, Inc.	298,375

	Biotechnology (1.5%):
4,500	Biogen Idec, Inc. (a) (L)	298,485
3,000	Genentech, Inc. (a) (L)	234,060

		532,545

	Chemicals (2.1%):
3,000	Potash Corp. of Saskatchewan, Inc.	317,100
2,500	Praxair, Inc. (L)	209,400
4,000	Sigma-Aldrich Corp. (L)	194,960

		721,460

	Commercial Banks (2.0%):
6,000	East-West Bancorp, Inc. (L)	215,760
10,000	United Community Banks, Inc. (L)	245,200
7,000	Wells Fargo & Co.	249,340

		710,300

	Communications (1.4%):
4,000	Commscope, Inc. (a) (L)	200,960
3,000	L-3 Communications Holdings, Inc.	306,420

		507,380

	Diversified Manufacturing (0.5%):
3,000	Illinois Tool Works, Inc.	178,920

	Environmental Services (1.0%):
10,500	Waste Connections, Inc. (a) (L)	333,480

	Financial Services (0.7%):
2,000	Affiliated Managers Group, Inc. (a) (L)	255,020

	Food & Beverage (1.5%):
12,000	Constellation Brands, Inc., Class A (a) (L)	290,520
3,000	The Hain Celestial Group, Inc. (a) (L)	96,390
5,000	United Natural Foods, Inc. (a) (L)	136,100

		523,010

	Health Care Services (0.7%):
4,000	Cerner Corp. (a) (L)	239,240

	Hotel (0.7%):
5,000	Marriott International, Inc., Class A	217,350

	Household Products (0.7%):
5,000	Church & Dwight Co., Inc. (L)	235,200

	Industrial (0.5%):
3,000	Nucor Corp.	178,410

	Information Technology Services (2.7%):
5,000	Cognizant Technology Solutions Corp.(a) (L)	398,850
3,000	FactSet Research Systems, Inc. (L)	205,650
7,000	FISERV, Inc.(a) (L)	356,020

		960,520

	Insurance (3.8%):
6,000	AFLAC, Inc. (L)	342,240
3,500	Everest Re Group Ltd. (L)	385,840
6,000	HCC Insurance Holdings, Inc.	171,840
4,000	UnitedHealth Group, Inc.	193,720
8,000	W.R. Berkley Corp. (L)	237,040

		1,330,680

	Internet Security (0.7%):
12,000	Symantec Corp. (a) (L)	232,560

	Manufacturing - Diversified (3.1%):
5,000	Ceradyne, Inc.(a) (L)	378,700
3,000	Danaher Corp. (L)	248,130
2,500	Eaton Corp. (L)	247,600
4,000	Joy Global, Inc. (L)	203,440

		1,077,870

	Media (0.6%):
3,500	Meredith Corp. (L)	200,550

	Medical Products (4.2%):
7,000	Charles River Laboratories International, Inc.(a) (L)	393,050
5,000	DaVita, Inc.(a) (L)	315,900
8,000	Respironics, Inc.(a)	384,240
2,500	Stryker Corp.	171,900
5,000	VCA Antech, Inc.(a)	208,750

		1,473,840

	Oil & Gas Exploration Services (2.9%):
5,000	Apache Corp. (L)	450,300
10,000	Helix Energy Solutions Group, Inc.(a) (L)	424,600
2,000	Valero Energy Corp.	134,360

		1,009,260

Schedule of Portfolio Investments
September 30, 2007 (Unaudited)
Balanced Fund (concluded)

Shares or
Principal	Security
Amount	Description	Value
Common Stocks (continued):
	Pharmaceuticals (1.5%):
8,000	Forest Laboratories, Inc.(a)	$298,320
6,000	Pharmaceutical Product Development, Inc. (L)	212,640

		510,960

	Railroads (1.2%):
8,000	Norfolk Southern Corp.	415,280

	Restaurants (1.2%):
10,000	Starbucks Corp. (a) (L)	262,000
5,000	Yum! Brands, Inc. (L)	169,150

		431,150

	Retail (2.8%):
8,000	Best Buy Co., Inc.	368,160
1,500	Dick’s Sporting Goods, Inc.(a)	100,725
10,000	Jos. A. Bank Clothiers, Inc.(a) (L)	334,200
7,000	Lowe’s Companies, Inc.	196,140

		999,225

	Software (1.9%):
5,000	Adobe Systems, Inc. (a)	218,300
5,000	Citrix Systems, Inc. (a) (L)	201,600
10,000	Jack Henry & Associates, Inc. (L)	258,600

		678,500

	Telecommunications (1.2%):
5,000	Anixter International, Inc. (a) (L)	412,250

	Textile - Apparel (2.1%):
8,000	Coach, Inc. (a) (L)	378,160
4,000	Guess?, Inc. (L)	196,120
3,000	Phillips-Van Heusen Corp. (L)	157,440

		731,720

	Utilities (1.3%):
5,250	MDU Resources Group, Inc. (L)	146,160
10,000	Southern Union Co.	311,100

		457,260

Total Common Stocks (Cost $10,229,082)		16,070,915

Preferred Stocks (3.2%):
	Diversified Financial Services (3.2%):
20,000	AEGON NV 6.38%	445,000
17,000	General Electric Capital Corp. (L)	407,830
12,300	Morgan Stanley Capital Trust VI 6.60%	289,050

		1,141,880

Total Preferred Stocks (Cost $1,162,115)		1,141,880

U.S. Government Agency Obligations (10.2%):
	Fannie Mae (2.6%)
$125,000	7.25%, 1/15/10 (L)	$132,626
770,000	6.00%, 9/25/14	771,873

		904,499

	Federal Farm Credit Bank (1.1%):
400,000	5.38%, 3/20/14	400,812

	Federal Home Loan Bank (2.1%):
750,000	4.63%, 11/21/08	750,653

	Freddie Mac (4.4%)
750,000	5.13%, 10/15/08 (L)	755,090
750,000	5.60%, 9/26/13	756,009

		1,511,099

Total U.S. Government Agency Obligations (Cost $3,550,559)		3,567,063

U.S. Treasury Obligations (26.5%):
	U.S. Treasury Notes (26.5%)
1,000,000	4.38%, 12/31/07 (L)	1,000,859
5,000,000	5.63%, 5/15/08 (L)	5,044,530
1,000,000	4.88%, 5/31/08 (L)	1,004,531
900,000	5.13%, 6/30/08 (L)	906,398
750,000	5.00%, 7/31/08	755,215
550,000	4.88%, 2/15/12 (L)	566,414

Total U.S. Treasury Obligations (Cost $9,251,667)		9,277,947

Investment Company (12.1%):
4,218,810	Goldman Sachs Financial Square Funds, Treasury Obligations Fund	4,218,810

Total Investment Companies (Cost $4,218,810)		4,218,810

Pool Of Investments Held As Collateral For Loaned Securities (26.8%):
9,045,911	Securities Lending Quality Trust	9,045,911
$331,599	Various U.S. Treasury Bonds and Notes	332,823

Total Pool Of Investments Held As Collateral For Loaned Securities (Cost $9,378,734)		9,378,734

Total Investments (Cost $37,790,967) — 124.8%		43,655,349
Liabilities in excess of other assets — (24.8)%		(8,701,794)

NET ASSETS — 100.0%		$34,953,555

(a)	Non-income producing securities.

(L)	All or a portion of security is on loan.
See accompanying notes to financial statements.

SEMI-ANNUAL REPORT
First Focus FundsSM
Schedule of Portfolio Investments
September 30, 2007 (Unaudited)
Core Equity Fund

	Security
Shares	Description	Value
Common Stocks (94.1%):
	Advertising (1.1%):
25,000	Omnicom Group, Inc.	$1,202,250

	Banks (6.3%):
47,200	Bank of America Corp.	2,372,744
49,400	BB&T Corp. (L)	1,995,266
53,100	J.P. Morgan Chase & Co.	2,433,042

		6,801,052

	Biotechnology (1.6%):
21,900	Genentech, Inc. (a)	1,708,638

	Broadcasting (4.4%):
147,900	Comcast Corp., Class A (a) (L)	3,576,222
26,800	Gannett Co., Inc.	1,171,160

		4,747,382

	Chemicals (2.3%):
25,800	Air Products & Chemicals, Inc.	2,522,208

	Communications (1.3%):
34,000	AT&T, Inc.	1,438,540

	Computers (8.0%):
66,400	Hewlett-Packard Co.	3,306,056
25,400	International Business Machines Corp.	2,992,120
80,600	Microsoft Corp.	2,374,476

		8,672,652

	Cosmetics & Toiletries (3.2%):
27,000	Kimberly-Clark Corp.	1,897,020
22,100	Procter & Gamble Co.	1,554,514

		3,451,534

	Data Processing Services (2.1%):
107,875	Western Union Co.	2,262,139

	Diversified Manufacturing (8.0%):
99,800	General Electric Co.	4,131,720
48,400	3M Co.	4,529,272

		8,660,992

	Electrical Equipment (2.2%):
45,100	Emerson Electric Co.	2,400,222

	Energy (4.3%):
73,200	Southern Co. (L)	2,655,696
43,200	Peabody Energy Corp. (L)	2,067,984

		4,723,680

	Financial Services (5.8%):
30,200	Capital One Financial Corp.	2,006,186
15,325	MBIA, Inc. (L)	935,591
28,100	Merrill Lynch & Co., Inc.	2,002,968
26,600	Moody’s Corp.	1,340,640

		6,285,385

	Food & Beverage (5.4%):
52,800	H.J. Heinz Co.	2,439,360
46,900	PepsiCo, Inc.	3,435,894

		5,875,254

	Industrial (0.6%):
51,225	D.R. Horton, Inc. (L)	656,192

	Insurance (7.7%):
43,700	AFLAC, Inc.	2,492,648
49,300	American International Group, Inc.	3,335,145
47,300	Chubb Corp.	2,537,172

		8,364,965

	Machinery (3.7%):
35,200	Ingersoll Rand Company Ltd., Class A	1,917,344
18,700	Parker Hannifin Corp.	2,091,221

		4,008,565

	Medical Services (8.9%):
56,400	Abbott Laboratories	3,024,168
34,200	Cardinal Health, Inc.	2,138,526
22,400	Eli Lilly & Co.	1,275,232
38,300	Medtronic, Inc.	2,160,503
42,500	Pfizer, Inc.	1,038,275

		9,636,704

Schedule of Portfolio Investments
September 30, 2007 (Unaudited)
Core Equity Fund (concluded)

	Security
Shares	Description	Value
Common Stocks (continued):
	Oil & Gas Exploration Services (10.6%):
48,400	ChevronTexaco Corp.	$4,529,270
14,100	ConocoPhillips	1,237,557
33,000	Exxon Mobil Corp.	3,054,480
23,600	Transocean, Inc.(a)	2,667,980

		11,489,287

	Retail (2.1%):
73,900	Office Depot, Inc.(a)	1,523,818
12,000	Target Corp.	762,840

		2,286,658

	Semiconductors (2.3%):
69,000	Texas Instruments, Inc.	2,524,710

	Telecommunications (2.2%):
74,100	Cisco Systems, Inc. (a)	2,453,452

Total Common Stocks (Cost $69,636,608)		102,172,461

Investment Companies (2.8%):
1,447,470	Federated Trust U.S. Treasury Obligations Fund	1,447,470
1,543,192	Goldman Sachs Financial Square Funds, Treasury Obligations Fund	1,543,192

Total Investment Companies (Cost $2,990,661)		2,990,662

Pool Of Investments Held As Collateral For Loaned Securities (6.7%):
7,287,903	Securities Lending Quality Trust	7,287,903

Total Pool Of Investments Held As Collateral For Loaned Securities (Cost $7,287,903)		7,287,903

Total Investments (Cost $79,915,172) — 103.6%		112,451,026
Liabilities in excess of other assets — (3.6)%		(3,935,974)

NET ASSETS — 100.0%		$108,515,052

(a)	Non-income producing securities.

(L)	All or a portion of security is on loan.
See accompanying notes to financial statements.

SEMI-ANNUAL REPORT
 First Focus FundsSM
Schedule of Portfolio Investments
September 30, 2007 (Unaudited)
Large Cap Growth Fund

	Security
Shares	Description	Value
Common Stocks (97.1%):
	Air Courier Services (2.4%):
485	Fedex Corp.	$50,804

	Chemicals (3.9%):
980	Praxair, Inc.	82,085

	Computers (7.4%):
2,700	Dell, Inc.(a)	74,520
2,700	Microsoft Corp.	79,542

		154,062

	Diversified Manufacturing (10.1%):
1,355	Cintas Corp.	50,270
1,130	Illinois Tool Works, Inc.	67,393
425	Tyco International Ltd.	18,845
775	3M Co.	72,524

		209,032

	Financial Services (3.1%):
2,985	The Charles Schwab Corp.	64,476

	Food & Beverage (12.5%):
1,020	General Mills, Inc.	59,170
910	PepsiCo, Inc.	66,667
2,030	Safeway, Inc.	67,213
1,355	Whole Foods Market, Inc.	66,341

		259,391

	Information Technology Services (8.2%):
1,195	eBay, Inc.(a)	46,629
1,090	FISERV, Inc.(a)	55,437
1,655	Paychex, Inc.	67,855

		169,921

	Insurance (3.2%):
1,355	UnitedHealth Group, Inc.	65,623

	Internet Security (1.6%): (a)
1,690	Symantec Corp.	32,752

	Medical Services (15.2%):
725	Amgen, Inc.(a)	41,013
5,425	Boston Scientific Corp.(a)	75,679
425	Covidien Ltd.(a)	17,638
1,050	Eli Lilly & Co.	59,776
870	Johnson & Johnson	57,159
1,130	Medtronic, Inc.	63,743

		315,008

	Oil-Field Services (8.0%):
900	Schlumberger Ltd.	94,500
755	Suncor Energy, Inc.	71,582

		166,082

	Restaurants (2.3%):
1,810	Starbucks Corp. (a)	47,422

	Retail (7.8%):
1,435	Family Dollar Stores, Inc.	38,114
2,445	Staples, Inc.	52,543
1,130	Target Corp.	71,834

		162,491

	Semiconductors (5.9%):
2,135	Intel Corp.	55,211
1,505	Linear Technology Corp.	52,660
425	Tyco Electronics Ltd.	15,058

		122,929

	Telecommunications (5.5%):
3,465	Cisco Systems, Inc. (a)	114,727

Total Common Stocks (Cost $1,984,839)		2,016,805

Investment Company (2.8%):
58,179	Goldman Sachs Financial Square Funds, Prime Obligations Fund	58,179

Total Investment Companies (Cost $58,180)		58,179

Total Investments (Cost $2,043,019) — 99.9%		2,074,984
Other assets in excess of liabilities — 0.1%		2,200

NET ASSETS — 100.0%		$2,077,184

(a)	Non-income producing securities.
See accompanying notes to financial statements.

This page intentionally left blank.

SEMI-ANNUAL REPORT
 First Focus FundsSM
Schedule of Portfolio Investments
September 30, 2007 (Unaudited)
Growth Opportunities Fund

	Security
Shares	Description	Value
Common Stocks (96.7%):
	Aerospace & Defense (2.7%):
17,900	Alliant Techsystems, Inc. (a) (L)	$1,956,470

	Automotive (1.7%):
14,000	PACCAR, Inc.	1,193,500

	Biotechnology (2.3%):
25,000	Biogen Idec, Inc. (a) (L)	1,658,250

	Chemicals (5.7%):
9,000	Potash Corp. of Saskatchewan, Inc.	951,300
20,000	Praxair, Inc.	1,675,200
30,000	Sigma-Aldrich Corp.	1,462,200

		4,088,700

	Commercial Banks (2.7%):
20,000	East-West Bancorp, Inc. (L)	719,200
50,000	United Community Banks, Inc. (L)	1,226,000

		1,945,200

	Communications (3.8%):
15,000	Commscope, Inc.(a)	753,600
19,000	L-3 Communications Holdings, Inc.	1,940,660

		2,694,260

	Environmental Services (1.5%):
33,000	Waste Connections, Inc. (a)	1,048,080

	Financial Services (2.2%):
12,000	Affiliated Managers Group, Inc. (a) (L)	1,530,120

	Food & Beverage (4.1%):
50,000	Constellation Brands, Inc., Class A (a) (L)	1,210,500
16,000	The Hain Celestial Group, Inc. (a) (L)	514,080
45,000	United Natural Foods, Inc. (a) (L)	1,224,900

		2,949,480

	Health Care Services (1.7%):
20,000	Cerner Corp. (a) (L)	1,196,200

	Household Products (2.0%):
30,000	Church & Dwight Co., Inc. (L)	1,411,200

	Industrial (2.0%):
24,000	Nucor Corp. (L)	1,427,280

	Information Technology Services (8.6%):
35,000	Checkfree Corp.(a) (L)	1,628,900
20,000	Cognizant Technology Solutions Corp.(a) (L)	1,595,400
20,000	FactSet Research Systems, Inc. (L)	1,371,000
30,000	FISERV, Inc.(a) (L)	1,525,800

		6,121,100

	Insurance (5.3%):
12,000	Everest Re Group Ltd. (L)	1,322,880
35,000	HCC Insurance Holdings, Inc. (L)	1,002,400
50,000	W.R. Berkley Corp.	1,481,500

		3,806,780

	Internet Security (1.3%):
47,200	Symantec Corp. (a) (L)	914,736

	Manufacturing — Diversified (6.5%):
15,000	Ceradyne, Inc.(a) (L)	1,136,100
15,000	Danaher Corp. (L)	1,240,650
7,500	Eaton Corp. (L)	742,800
30,000	Joy Global, Inc.	1,525,800

		4,645,350

	Media (1.0%):
12,000	Meredith Corp. (L)	687,600

	Medical Products (8.8%):
20,000	Charles River Laboratories International, Inc.(a) (L)	1,123,000
25,000	DaVita, Inc.(a) (L)	1,579,500
25,000	Respironics, Inc.(a)	1,200,750
16,000	Stryker Corp. (L)	1,100,160
30,000	VCA Antech, Inc.(a)	1,252,500

		6,255,910

	Oil & Gas Exploration Services (4.9%):
20,000	Apache Corp. (L)	1,801,200
40,000	Helix Energy Solutions Group, Inc.(a) (L)	1,698,400

		3,499,600

	Pharmaceuticals (2.8%):
25,000	Forest Laboratories, Inc.(a)	932,250
30,000	Pharmaceutical Product Development, Inc.	1,063,200

		1,995,450

Schedule of Portfolio Investments
 September 30, 2007 (Unaudited)
Growth Opportunities Fund (concluded)

	Security
Shares	Description	Value
Common Stocks (continued):
	Railroads (1.8%):
25,000	Norfolk Southern Corp.	$1,297,750

	Restaurants (3.4%):
40,800	Starbucks Corp. (a)	1,068,960
40,000	Yum! Brands, Inc. (L)	1,353,200

		2,422,160

	Retail (3.7%):
22,000	Best Buy Co., Inc. (L)	1,012,440
6,000	Dick’s Sporting Goods, Inc.(a)	402,900
36,250	Jos. A. Bank Clothiers, Inc.(a) (L)	1,211,475

		2,626,815

	Software (6.7%):
30,000	Adobe Systems, Inc.(a)	1,309,800
48,000	Citrix Systems, Inc.(a) (L)	1,935,360
60,000	Jack Henry & Associates, Inc.	1,551,600

		4,796,760

	Telecommunications (2.3%):
20,000	Anixter International, Inc. (a) (L)	1,649,000

	Textile - Apparel (5.3%):
30,000	Coach, Inc.(a)	1,418,100
26,000	Guess?, Inc. (L)	1,274,780
20,000	Phillips-Van Heusen Corp.	1,049,600

		3,742,480

	Utilities (1.9%):
15,000	MDU Resources Group, Inc.	417,600
30,000	Southern Union Co. (L)	933,300

		1,350,900

Total Common Stocks (Cost $41,705,479)		68,911,131

Investment Company (1.5%):
1,032,023	Goldman Sachs Financial Square Funds, Treasury Obligations Fund	1,032,023

Total Investment Companies (Cost $1,032,023)		1,032,023
Pool Of Investments Held As Collateral For Loaned Securities (26.5%):
18,916,700	Securities Lending Quality Trust	$18,916,700
Total Pool Of Investments Held As Collateral For Loaned Securities (Cost $18,916,700)		18,916,700
Total Investments (Cost $61,654,202)— 124.7%		88,859,854

Liabilities in excess of other assets — (24.7)%		(17,577,103)

NET ASSETS — 100.0%		$71,282,751

(a)	Non-income producing securities.

(L)	All or a portion of security is on loan.
See accompanying notes to financial statements.

SEMI-ANNUAL REPORT
First Focus FundsSM
Schedule of Portfolio Investments
September 30, 2007 (Unaudited)
Small Company Fund

	Security
Shares	Description	Value
Common Stocks (94.0%):
	Automotive (1.6%):
21,300	Clarcor, Inc. (L)	$728,673

	Banks (11.8%):
25,550	Bancorpsouth, Inc. (L)	620,865
52,050	Bank Mutual Corp. (L)	613,669
17,100	Cullen/Frost Bankers, Inc. (L)	857,052
23,400	Greater Bay Bancorp (L)	645,840
20,300	MB Financial, Inc. (L)	701,365
34,402	National Penn Bancshares, Inc. (L)	562,817
16,450	United Bankshares, Inc. (L)	500,738
21,700	Wilmington Trust Corp. (L)	844,130

		5,346,476

	Broadcasting (0.3%):
15,745	Outdoor Channel Holdings, Inc. (a) (L)	142,177

	Chemicals (4.1%):
17,000	Albemarle Corp. (L)	751,400
23,500	Arch Chemicals, Inc.	1,101,680

		1,853,080

	Commercial Services (0.4%):
6,817	Providence Service Corp. (a) (L)	200,147

	Computers (4.9%):
23,900	Avocent Corp. (a) (L)	695,968
12,900	Micros Systems, Inc. (a) (L)	839,403
16,300	Syntel, Inc. (L)	677,754

		2,213,125

	Diversified Manufacturing (6.8%):
27,650	Barnes Group, Inc. (L)	882,588
23,250	Ennis, Inc. (L)	512,430
12,500	Modine Manufacturing Co. (L)	332,750
16,500	Trinity Industries, Inc. (L)	619,410
30,700	Worthington Industries, Inc. (L)	723,292

		3,070,470

	Educational Services (2.5%):
26,600	Bright Horizons Family Solutions, Inc. (a) (L)	1,139,544

	Electrical Components & Equipment (8.0%):
19,550	DRS Technologies, Inc. (L)	1,077,596
57,400	Entegris, Inc. (a) (L)	498,232
8,400	Hubbell, Inc., Class B (L)	479,808
15,800	Littlefuse, Inc. (a) (L)	563,902
36,700	Microsemi Corp. (a) (L)	1,023,196

		3,642,734

	Energy (2.2%):
25,200	Foundation Coal Holdings, Inc. (L)	987,840

	Financial Services (1.7%):
6,100	ASTA Funding, Inc. (L)	233,752
25,200	Ryland Group, Inc.	540,036

		773,788

	Food & Beverage (5.5%):
26,350	Corn Products International, Inc. (L)	1,208,674
11,300	Lance, Inc. (L)	260,126
20,900	Sensient Technologies Corp.	603,383
9,750	Weis Markets, Inc.	416,228

		2,488,411

	Household Products (2.5%):
12,900	Church & Dwight Co., Inc. (L)	606,816
15,250	WD-40 Co. (L)	520,635

		1,127,451

	Insurance (1.3%):
20,200	Arthur J. Gallagher & Co. (L)	585,194

	Machinery (2.8%):
26,350	Tennant Co. (L)	1,283,245

	Medical Services (7.1%):
10,700	Datascope Corp. (L)	361,767
14,900	Edwards Lifesciences Corp. (a) (L)	734,719
20,800	K-V Pharmaceutical Co., Class A (a) (L)	594,880
38,500	Odyssey Healthcare, Inc. (a) (L)	369,985
31,500	Steris Corp. (L)	860,895
6,900	West Pharmaceutical Services, Inc. (L)	287,454

		3,209,700

Schedule of Portfolio Investments
September 30, 2007 (Unaudited)
Small Company Fund (concluded)

	Security
Shares	Description	Value
Common Stocks (continued):
	Petroleum Refining (6.8%):
4,800	Cabot Oil & Gas Corp., Class A (L)	$168,768
21,100	Encore Acquisition Co. (a) (L)	667,815
32,800	St. Mary Land & Exploration Co. (L)	1,169,976
17,400	Tidewater, Inc. (L)	1,093,416

		3,099,975

	Printing & Publishing (0.5%):
92,600	Journal Register Co. (L)	222,240

	Real Estate Investment Trusts (1.6%):
8,400	Home Properties of New York, Inc.	438,312
6,500	Mack-Cali Realty Corp.	267,150

		705,462

	Retail (8.4%):
45,000	Ann Taylor Stores Corp. (a) (L)	1,425,150
30,600	Casey’s General Stores, Inc.	847,620
8,100	Columbia Sportswear Co. (L)	448,011
40,300	Hot Topic, Inc. (a) (L)	300,638
16,800	Tractor Supply Co. (a)	774,312

		3,795,731

	Semiconductors (2.5%):
78,000	Kemet Corp. (a) (L)	573,300
16,400	Park Electrochemical Corp.	550,712

		1,124,012

	Software (0.8%):
17,000	ACI Worldwide, Inc. (a) (L)	379,950

	Telecommunications (2.2%):
4,250	Anixter International, Inc. (a) (L)	350,413
30,200	Tetra Tech, Inc. (a) (L)	637,824

		988,237

	Transportation (1.7%):
45,450	Werner Enterprises, Inc. (L)	779,468

	Utilities (6.0%):
21,800	IDACORP, Inc. (L)	713,732
19,100	Integrys Energy Group, Inc. (L)	978,493
11,500	OGE Energy Corp. (L)	380,650
25,600	Westar Energy, Inc. (L)	628,736

		2,701,611

Total Common Stocks (Cost $30,748,540)		42,588,741
Exchange Traded Fund (2.0%):
	United States (2.0%):
11,500	iShares Russell 2000 (L)	921,725

Total Exchange Traded Funds (Cost $845,519)		$921,725

Investment Company (3.8%):
1,727,444	Goldman Sachs Financial Square Funds, Treasury Obligations Fund	1,727,444

Total Investment Companies (Cost $1,727,444)		1,727,444

Pool Of Investments Held As Collateral For Loaned Securities (27.0%):
12,211,241	Securities Lending Quality Trust	12,211,241

Total Pool Of Investments Held As Collateral For Loaned Securities (Cost $12,211,241)		12,211,241
Total Investments (Cost $45,532,744) — 126.8%		57,449,151
Liabilities in excess of other assets — (26.8)%		(12,139,949)

NET ASSETS — 100.0%		$45,309,202

(a)	Non-income producing securities.

(L)	All or a portion of security is on loan.
See accompanying notes to financial statements.

SEMI-ANNUAL REPORT
First Focus FundsSM
Schedule of Portfolio Investments
September 30, 2007 (Unaudited)
International Equity Fund

	Security
Shares	Description	Value
Foreign Stock and Warrants (87.9%):
	Australia (3.2%):
41,682	BHP Billiton Ltd.	$1,647,283
7,786	Macquarie Bank Ltd.	582,947
12,431	Rio Tinto Ltd.	1,193,399

		3,423,629

	Austria (0.5%):
6,727	Erste Bank der oesterreichischen Sparkassen AG	512,658
		512,658

	Belgium (0.8%):
13,315	Fortis	392,031
1,959	Umicore	468,131

		860,162

	Bermuda (0.5%):
99,913	Hiscox Ltd.	572,321

		572,321

	Brazil (1.7%):
18,000	Cemig SA	383,940
70,900	JHSF Participacoes SA(a)	378,107
8,500	Petroleo Brasileiro SA ADR	641,750
18,600	Telenorte Leste Particip ADR	417,756

		1,821,553

	Denmark (0.5%):
12,159	Danske Bank	493,715

		493,715

	Finland (2.1%):
8,981	Metso Corp.	618,488
28,428	Nokia OYJ	1,080,601
8,000	Outotec OYJ	564,617

		2,263,706

	France (6.6%):
25,335	Axa	1,133,530
12,583	BNP Paribas	1,376,782
7,647	Groupe DANONE	601,851
9,725	Groupe Steria SCA	492,102
4,513	Schneider Electric	570,109
7,117	Societe Generale	1,194,149
20,316	Total SA	1,651,674

		7,020,197

	Germany (7.9%):
6,823	Allianz AG	1,593,972
6,170	BASF AG	856,495
8,607	Bayer AG	683,543
12,959	Commerzbank AG	526,039
3,507	Continental AG	486,778
7,469	Deutsche Bank AG	962,059
7,508	Hypo Real Estate Holdings AG	428,197
11,827	KUKA AG(a)	509,430
4,792	Man AG	698,958
7,724	MorphoSys AG(a)	484,237
256	Porsche AG	546,774
39,843	Wirecard AG(a)	557,856

		8,334,338

	Greece (2.4%):
8,256	EFG Eurobank Ergasias	290,283
28,902	GEK Group of Cos SA	519,227
12,605	Intralot SA Integrated Lottery	521,195
12,040	National Bank of Greece SA	767,349
23,954	Sidenor SA	495,228

		2,593,282

	Hong Kong (2.7%):
788,000	Alco Holdings Ltd.	417,666
1,668,000	Champion Technology Holdings Ltd.	369,088
261,526	Champion Technology Holdings Ltd. — Warrants	15,982
461,000	Cheuk Nang Holdings Ltd.	427,011
516,000	Chow Sang Sang Holdings International Ltd.	722,245
1,268,000	Victory City International Holdings Ltd.	393,135
65,000	VTech Holdings Ltd.	480,825

		2,825,952

	Ireland (1.3%):
26,594	Anglo Irish Bank Corp. PLC	502,790
44,789	CPL Resources PLC	328,880
13,500	Ryanair Holdings ADR(a)	560,385

		1,392,055

	Italy (1.7%):
116,553	Banca Intesa SPA	853,342
105,765	Unicredito Italiano SPA	904,799

		1,758,141

Schedule of Portfolio Investments
September 30, 2007 (Unaudited)
International Equity Fund (continued)

	Security
Shares	Description	Value
Foreign Stock and Warrants (continued):
	Japan (11.6%):
17,600	CANON, Inc.	$960,836
26,900	Honda Motor Co. Ltd.	904,084
18,900	Hoya Corp.	645,085
26,800	KOMATSU Ltd.	900,723
16,500	Leopalace21 Corp.	541,619
101,000	Marubeni Corp.	926,896
89	Mitsubishi Tokyo Financial Group, Inc.	782,673
39,000	Mitsui O.S.K. Lines Ltd.	631,946
116	Mizuho Financial Group, Inc.	661,558
9,100	Murata Manufacturing Co. Ltd.	656,056
1,500	Nintendo Co., Ltd	781,019
4,030	Orix Corp.	919,338
79	Sumitomo Mitsui Financial Group, Inc.	615,629
15,800	Tokyo Seimitsu Co., Ltd.	328,794
28,800	Toyota Motor Corp.	1,700,165
14,100	Yamaha Motor Co., Ltd.	359,713

		12,316,134

	Luxembourg (0.5%):
12,404	Espirito Santo Financial Group SA	497,851

		497,851

	Malaysia (0.7%):
208,400	Top Glove Corp.	385,586
357,800	Uchi Technologies Berhad	313,141

		698,727

	Mexico (0.4%):
6,100	America Movil-, SERIES L ADR	390,400

		390,400

	Netherlands (3.5%):
7,288	Arcadis NV	522,679
10,490	Ballast Nedam NV	482,502
24,355	ING Groep NV	1,081,002
10,111	Koninklijke Vopak NV	576,651
7,054	Nutreco Holding NV	498,555
11,176	Smartrac NV(a)	534,930

		3,696,319

	Norway (1.8%):
42,400	DnB NOR ASA	650,686
32,560	Prosafe ASA	581,245
21,489	Statoil ASA	732,729

		1,964,660

	Philippines (0.3%):
12,975,000	Fil-Estate Land, Inc.(a)	351,767

		351,767

	Portugal (0.5%):
72,937	Banif SGPS SA	499,170

		499,170

	Singapore (3.4%):
812,000	Asia Enterprises Holding Ltd.	273,401
729,000	ASL Marine Holdings Ltd.	795,273
889,500	CSE Global Ltd.	766,707
169,800	Ezra Holdings Ltd.	731,798
649,000	Tat Hong Holdings Ltd.	1,053,259

		3,620,438

	South Korea (5.1%):
13,120	Fursys, Inc.	387,907
11,410	Hana Financial Group, Inc.	538,137
2,628	Hyundai Mipo Dockyard Co. Ltd.	904,820
14,578	Hyundai Motor Company Ltd. — GDR	583,120
9,250	Kookmin Bank ADR	758,407
6,667	Korea Polyol Co. Ltd.	523,945
13,066	LS Industrial Systems Co. Ltd.	932,572
2,527	MegaStudy Co. Ltd.	770,612

		5,399,520

	Sweden (2.1%):
12,400	Alfa Laval AB	797,858
45,816	Atlas Copco AB, Class B	732,544
20,000	SSAB Svenskt Stal AB, SERIES B	683,017

		2,213,419

	Switzerland (4.4%):
13,277	Credit Suisse Group	881,711
4,878	Holcim Ltd.	538,927
2,681	Nestle SA	1,204,607
22,022	UBS AG	1,184,345
2,799	Zurich Financial Services AG	839,820

		4,649,410

	Taiwan (1.9%):
66,038	Hon Hai Precision Industry Co. Ltd.	995,576
59,323	Taiwan Semiconductor Manufacturing Co. ADR	600,349
252,256	Wistron Corp.	456,117

		2,052,042

	Thailand (0.3%):
389,500	Bank of Ayudhya Public Co. Ltd.	312,555

		312,555

SEMI-ANNUAL REPORT
First Focus FundsSM
Schedule of Portfolio Investments
September 30, 2007 (Unaudited)
International Equity Fund (continued)

	Security
Shares	Description	Value
Foreign Stock and Warrants (continued):
	United Kingdom (19.5%):
15,088	Anglo American PLC	$1,015,209
71,139	Aviva PLC	1,071,138
78,466	Barclays PLC	955,924
51,796	BG Group PLC	896,451
181,883	BP PLC	2,111,630
108,454	BT Group PLC	681,152
149,256	Cable & Wireless PLC	561,836
348,891	Charlemagne Capital Ltd.	462,157
263,102	FKI PLC	489,807
81,401	Halfords Group PLC	590,345
48,241	HBOS PLC	902,526
100,516	HSBC Holdings PLC	1,859,960
271,792	Legal & General Group PLC	742,853
53,685	Michael Page International PLC	453,040
12,229	Reckitt Benckiser PLC	718,514
63,465	Rolls-Royce Group PLC	678,392
93,854	Royal Bank of Scotland Group PLC	1,008,027
32,662	Royal Dutch Shell PLC	1,344,407
22,272	Standard Chartered PLC	729,019
46,774	UMECO PLC	599,495
19,674	Unit 4 Agresso NV	579,258
24,219	Vedanta Resources PLC	1,005,801
335,503	Vodafone Group PLC	1,211,438

		20,668,379

Total Foreign Stock and Warrants (Cost $72,927,687)		93,202,500

Exchange Traded Funds (10.9%):
	France (3.3%):
43,750	streetTRACKS MSCI Europe Health Care ETF Fund	3,476,995

		3,476,995

	Ireland (0.5%):
12,875	iShares MSCI Turkey (a)	602,613

		602,613

	United States (7.1%):
13,792	iShares MSCI Eastern Europe Index Fund	597,039
247,392	iShares MSCI Japan Index Fund	3,550,075
43,933	iShares MSCI Spain Index Fund	2,671,126
43,625	iShares MSCI Taiwan Index Fund	730,719

		7,548,959

Total Exchange Traded Funds (Cost $9,909,643)		11,628,567

Mutual Fund (0.3%):
	United States (0.3%):
19,439	The Thai Capital Fund, Inc.	$286,725

Total Mutual Funds (Cost $252,693)		286,725

Right (0.1%):
	Belgium (0.1%):
13,315	Fortis Rights Issue	70,623

Total Rights		70,623

Total Investments (Cost $83,135,023)— 99.2%		105,188,415
Other assets in excess of liabilities — 0.8%		859,112

NET ASSETS — 100.0%		$106,047,527

(a)	Non-income producing security

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

PLC	Public Liability Co.

SPA	Standby Purchase Agreement
See accompanying notes to financial statements.

Schedule Of Portfolio Investments
September 30, 2007 (Unaudited)
International Equity Fund (concluded)
As of September 30, 2007, industry diversification of the Fund was as follows:

% of
Industry Diversification	Net Assets
Banks	21.4%
Mutual Funds	11.2
Metals, Minerals, & Mining	5.9
Insurance	5.6
Telephones & Telecommunications	5.3
Petroleum & Fuel Products	5.1
Automotive	5.1
Electronics	4.5
Industrial Machinery	4.1
Diversified Manufacturing	3.9
Financial Services	3.3
Building & Construction	2.3
Computers, Products & Services	2.1
Real Estate	1.8
Food, Beverage & Tobacco	1.7
Utilities & Services	1.6
Energy	1.6
Chemicals	1.3
Transportation	1.3
Entertainment	1.2
Aerospace/Defense	1.1
Commercial Services	0.9
Semi-Conductor	0.9
Distribution	0.9
Tire & Rubber	0.8
Human Resources	0.7
Educational Services	0.7
Retail	0.7
Household Products	0.7
Medical Products & Services	0.6
Engineering	0.5
Clothing & Jewelry	0.4

99.2%

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT
First Focus FundsSM
Statements of Assets and Liabilities
September 30, 2007 (unaudited)

	Short-Intermediate	Income	Nebraska
	Bond Fund	Fund	Tax-Free Fund
Assets:
Investments, at cost	$57,323,725	$68,904,313	$39,733,369
Unrealized appreciation of investments	29,765	76,830	638,569

Investments, at value*	57,353,490	68,981,143	40,371,938
Cash	—	—	—
Foreign Currency, at value (Cost $0, $0, $0, $0, $0, $0, $0, $0 and $193,128)	—	—	—
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—
Interest and dividends receivable	544,033	462,694	551,194
Receivable for capital shares issued	34,412	69,669	—
Reclaims receivable	—	—	—
Receivable for investments sold	—	—	—
Prepaid expenses	23,231	24,344	4,523

Total Assets	57,955,166	69,537,850	40,927,655

Liabilities:
Distributions payable	107,243	137,470	108,840
Unrealized depreciation on forward foreign currency contracts	—	—	—
Payable for investments purchased	—	—	—
Payable for capital shares redeemed	10,969	5,412	—
Payable for collateral received on securities loaned	11,341,788	5,578,361	—
Accrued expenses and other payables:
Investment advisory fees	8,005	4,164	12,098
Administration fees	3,380	4,619	2,977
Distribution fees	9,530	13,013	8,401
Chief compliance officer fees	4,570	6,189	4,129
Custodian	—	—	—
Other fees	37,870	17,758	27,928

Total Liabilities	11,523,355	5,766,986	164,373

Net Assets	$46,431,811	$63,770,864	$40,763,282

Composition of Net Assets:
Capital	$50,593,759	$66,247,566	$40,097,887
Accumulated net investment income (loss)	(464,922)	28,459	—
Accumulated realized gains (losses) from investment and foreign currency transactions	(3,726,791)	(2,581,991)	26,826
Net unrealized appreciation on investments	29,765	76,830	638,569

Net Assets	$46,431,811	$63,770,864	$40,763,282

Shares of beneficial interest	4,957,063	6,646,027	4,262,220

Net asset value, offering and redemption price per share	$9.37	$9.60	$9.56

*	Includes securities on loan of $11,126,057, $5,471,528, $0, $9,178,581, $7,055,514, $0, $18,444,731, $11,835,792 and $0, respectively. See accompanying notes to financial statements.

			Growth	Small
Balanced	Core Equity	Large Cap	Opportunities	Company	International
Fund	Fund	Growth Fund	Fund	Fund	Equity Fund
$37,790,967	$79,915,172	$2,043,019	$61,654,202	$45,532,744	$83,135,023
5,864,382	32,535,854	31,965	27,205,652	11,916,407	22,053,392

43,655,349	112,451,026	2,074,984	88,859,854	57,449,151	105,188,415
—	—	—	—	—	1,297,608

—	—	—	—	—	192,982
—	—	—	—	—	2,456
212,621	125,437	1,153	37,614	57,740	231,481
47,295	114,857	—	83,040	60,194	177,153
—	—	—	—	—	82,037
447,881	3,226,600	—	1,308,365	—	100,875
13,979	25,984	20,018	7,449	20,626	30,340

44,377,125	115,943,904	2,096,155	90,296,322	57,587,711	107,303,347

—	—	—	—	—	—
—	—	—	—	—	1,931
—	—	—	—	—	1,136,105
886	7,158	—	1,800	2,054	7,936
9,378,734	7,287,903	—	18,916,700	12,211,241	—

16,938	52,690	1,008	34,169	25,669	62,207
2,511	7,809	321	5,073	3,261	7,404
7,057	21,954	420	14,237	9,167	20,736
3,345	10,725	170	6,953	4,500	9,503
—	—	4,841	—	—	—
14,099	40,613	12,211	34,639	22,617	9,998

9,423,570	7,428,852	18,971	19,013,571	12,278,509	1,255,820

$34,953,555	$108,515,052	$2,077,184	$71,282,751	$45,309,202	$106,047,527

$24,592,928	$63,637,287	$2,077,718	$38,808,842	$28,199,803	$74,735,167
4,113	980	(24,568)	(94,034)	2,214	786,466

4,492,132	12,340,931	(7,931)	5,362,291	5,190,778	8,469,758
5,864,382	32,535,854	31,965	27,205,652	11,916,407	22,056,136

$34,953,555	$108,515,052	$2,077,184	$71,282,751	$45,309,202	$106,047,527

2,268,090	9,680,513	209,818	4,351,993	2,262,489	6,256,145

$15.41	$11.21	$9.90	$16.38	$20.03	$16.95

SEMI-ANNUAL REPORT
First Focus FundsSM
Statements of Operations
For the Period Ended September 30, 2007 (unaudited)

	Short-Intermediate	Income	Nebraska
	Bond Fund	Fund	Tax-Free Fund
Investment Income:
Interest	$1,190,194	$1,719,932	$903,034
Dividend	27,317	13,861	6,949
Foreign tax withholding	—	—	—
Income from securities lending	14,912	14,252	—

Total Income	1,232,423	1,748,045	909,983

Expenses:
Investment advisory fees	117,002	190,130	148,066
Administration fees	35,101	47,532	31,728
Shareholder service fees	58,501	79,220	52,880
Accounting fees	4,578	7,513	5,375
Custodian fees	7,020	9,506	6,346
Chief compliance officer fees	4,994	7,322	4,847
Director fees	972	1,336	905
Transfer agent fees	17,162	19,114	15,335
Registration and filing fees	11,301	9,933	1,527
Audit fees	5,742	10,311	6,143
Printing fees	4,550	8,639	6,062
Other fees	5,087	6,157	3,903

Total expenses before waivers	272,010	396,713	283,117

Expenses voluntarily reduced	(67,861)	(164,779)	(71,918)

Net Expenses	204,149	231,934	211,199

Net Investment Income (Loss)	1,028,274	1,516,111	698,784

Realized and Unrealized Gains (Losses) on Investments and Foreign Currency
Net realized gains (losses) from investment and foreign currency transactions	(73,653)	(101,389)	(3,760)
Change in unrealized appreciation/depreciation on investments and translation of assets and liabilities in foreign currencies	(111,728)	(184,908)	(165,832)

Net realized and unrealized gains (losses) on investments and foreign currency	(185,381)	(286,297)	(169,592)

Change in net assets resulting from operations	$842,893	$1,229,814	$529,192

See accompanying notes to financial statements.

			Growth	Small
Balanced	Core Equity	Large Cap	Opportunities	Company	International
Fund	Fund	Growth Fund	Fund	Fund	Equity Fund
$258,963	$—	$—	$—	$—	$2,634
137,741	1,073,100	7,651	338,890	389,665	1,584,660
—	—	—	—	—	(142,982)
4,937	1,308	—	6,692	10,537	—

401,641	1,074,408	7,651	345,582	400,202	1,444,312

128,420	411,899	3,722	267,018	195,897	486,207
25,684	82,380	842	53,404	34,570	72,931
42,807	137,300	1,034	89,006	57,617	121,552
4,051	6,113	3,170	3,923	4,260	18,392
5,137	16,476	4,965	10,681	6,914	31,603
3,656	12,341	954	7,843	5,092	6,731
692	2,276	570	1,457	960	1,361
16,301	24,763	9,496	20,441	17,716	20,771
18,329	13,455	—	31,402	11,536	13,544
4,543	15,691	3,006	9,443	6,359	14,586
2,749	11,741	2,370	7,350	4,059	3,555
245	10,981	3,331	7,462	4,907	3,987

252,614	745,416	33,460	509,430	349,887	795,220

(25,684)	(82,380)	(1,241)	(69,814)	(34,570)	(121,553)

226,930	663,036	32,219	439,616	315,317	673,667

174,711	411,372	(24,568)	(94,034)	84,885	770,645

3,385,831	6,701,148	(7,931)	3,108,726	2,103,308	5,762,648

(1,734,413)	2,258,322	31,965	2,275,104	(809,479)	3,710,885

1,651,418	8,959,470	24,034	5,383,830	1,293,829	9,473,533

$1,826,129	$9,370,842	$(534)	$5,289,796	$1,378,714	$10,244,178

SEMI-ANNUAL REPORT
First Focus FundsSM
Statements of Changes in Net Assets

	Short-Intermediate Bond Fund		Income Fund
	For the Period		For the Period
	Ended	For the Year	Ended	For the Year
	September 30,	Ended	September 30,	Ended
	2007	March 31,	2007	March 31,
	(Unaudited)	2007	(Unaudited)	2007

Operations:
Net investment income	$1,028,274	$2,008,714	$1,516,111	$2,561,250
Net realized loss from investment transactions	(73,653)	(448,750)	(101,389)	(165,773)
Net change in unrealized appreciation/depreciation on investments	(111,728)	1,066,241	(184,908)	921,985

Change in net assets resulting from operations	842,893	2,626,205	1,229,814	3,317,462

Distributions to Shareholders:
From net investment income	(1,035,103)	(2,338,813)	(1,472,580)	(2,557,223)

Change in net assets from dividends to shareholders	(1,035,103)	(2,338,813)	(1,472,580)	(2,557,223)

Capital Transactions:
Proceeds from shares issued	3,205,688	9,796,224	5,417,748	23,863,194
Proceeds from dividends reinvested	345,885	708,571	618,403	1,172,667
Cost of shares redeemed	(4,233,509)	(24,477,928)	(6,969,000)	(14,894,944)

Change in net assets from capital transactions	(681,936)	(13,973,133)	(932,849)	10,140,917

Change in net assets	(874,146)	(13,685,741)	(1,175,615)	10,901,156

Net Assets:
Beginning of year	47,305,957	60,991,698	64,946,479	54,045,323

End of year	$46,431,811	$47,305,957	$63,770,864	$64,946,479

Accumulated net investment income	$(464,922)	$(458,093)	$28,459	$(15,072)

Share Transactions:
Shares issued	342,948	1,047,184	568,051	2,501,996
Shares reinvested	36,975	75,641	64,760	122,509
Shares redeemed	(453,089)	(2,617,753)	(730,181)	(1,557,931)

Change in shares	(73,166)	(1,494,928)	(97,370)	1,066,574

See accompanying notes to financial statements.

Statements of Changes in Net Assets (continued)

	Nebraska Tax-Free Fund		Balanced Fund
	For the Period		For the Period
	Ended	For the Year	Ended	For the Year
	September 30,	Ended	September 30,	Ended
	2007	March 31,	2007	March 31,
	(Unaudited)	2007	(Unaudited)	2007

Operations:
Net investment income	$698,784	$1,483,217	$174,711	$276,207
Net realized gains (losses) from investment transactions	(3,760)	115,263	3,385,831	1,455,048
Net change in unrealized appreciation/depreciation on investments	(165,832)	14,493	(1,734,413)	(227,072)

Change in net assets resulting from operations	529,192	1,612,973	1,826,129	1,504,183

Distributions to Shareholders:
From net investment income	(698,784)	(1,483,218)	(170,598)	(279,134)
From net realized gains on investments	—	(315,831)	—	(40,715)

Change in net assets from dividends to shareholders	(698,784)	(1,799,049)	(170,598)	(319,849)

Capital Transactions:
Proceeds from shares issued	1,360,892	2,584,128	3,094,100	6,622,388
Proceeds from dividends reinvested	9,899	68,366	169,977	318,790
Cost of shares redeemed	(4,026,701)	(8,423,482)	(3,624,986)	(7,984,202)

Change in net assets from capital transactions	(2,655,910)	(5,770,988)	(360,909)	(1,043,024)

Change in net assets	(2,825,502)	(5,957,064)	1,294,622	141,310

Net Assets:
Beginning of year	43,588,784	49,545,848	33,658,933	33,517,623

End of year	$40,763,282	$43,588,784	$34,953,555	$33,658,933

Accumulated net investment income	$—	$—	$4,113	$—

Share Transactions:
Shares issued	142,967	268,329	204,106	468,941
Shares reinvested	1,038	7,073	11,065	22,364
Shares redeemed	(422,958)	(876,070)	(239,131)	(568,966)

Change in shares	(278,953)	(600,668)	(23,960)	(77,661)

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT
First Focus FundsSM
Statements of Changes in Net Assets (continued)

			Large Cap
	Core Equity Fund		Growth Fund
	For The Period		For The Period
	Ended		Ended
	September 30,	For The Year	September 30,
	2007	Ended	2007
	(Unaudited)	March 31, 2007	(Unaudited)(a)

Operations:
Net investment income (loss)	$411,372	$1,094,754	$(24,568)
Net realized gains from investment transactions	6,701,148	14,261,815	(7,931)
Net change in unrealized appreciation/depreciation on investments	2,258,322	(2,446,759)	31,965

Change in net assets resulting from operations	9,370,842	12,909,810	(534)

Distributions to Shareholders:
From net investment income	(410,392)	(1,112,221)	—
From net realized gains on investments	—	(13,021,417)	—

Change in net assets from dividends to shareholders	(410,392)	(14,133,638)	—

Capital Transactions:
Proceeds from shares issued	6,001,902	18,507,101	2,118,154
Proceeds from dividends reinvested	235,719	10,363,259	—
Cost of shares redeemed	(15,262,711)	(20,454,231)	(40,436)

Change in net assets from capital transactions	(9,025,090)	8,416,129	2,077,718

Change in net assets	(64,640)	7,192,301	2,077,184

Net Assets:
Beginning of year	108,579,692	101,387,391	—

End of year	$108,515,052	$108,579,692	$2,077,184

Accumulated net investment income	$980	$—	$(24,568)

Share Transactions:
Shares issued	549,686	1,732,394	213,919
Shares reinvested	21,448	1,006,164	—
Shares redeemed	(1,398,941)	(1,930,898)	(4,101)

Change in shares	(827,807)	807,660	209,818

(a)	For the period July 2, 2007, (commencement of operations) through September 30, 2007.
See accompanying notes to financial statements.

Statements of Changes in Net Assets (continued)

	Growth Opportunities Fund		Small Company Fund
	For The Period		For The Period
	Ended		Ended
	September 30,	For The Year	September 30,	For The Year
	2007	Ended	2007	Ended
	(Unaudited)	March 31, 2007	(Unaudited)	March 31, 2007

Operations:
Net investment income (loss)	$(94,034)	$(107,106)	$84,885	$176,296
Net realized gains (losses) from investment transactions	3,108,726	5,128,963	2,103,308	6,739,768
Net change in unrealized appreciation/depreciation on investments	2,275,104	(1,732,256)	(809,479)	(2,583,241)

Change in net assets resulting from operations	5,289,796	3,289,601	1,378,714	4,332,823

Distributions to Shareholders:
From net investment income	—	(380)	(76,772)	(238,951)
From net realized gains on investments	—	(7,577,192)	—	(5,145,989)

Change in net assets from dividends to shareholders	—	(7,577,572)	(76,772)	(5,384,940)

Capital Transactions:
Proceeds from shares issued	4,861,203	19,037,862	4,455,929	11,215,015
Proceeds from dividends reinvested	—	5,357,008	43,935	3,619,364
Cost of shares redeemed	(9,388,791)	(19,797,167)	(6,337,751)	(16,401,903)

Change in net assets from capital transactions	(4,527,588)	4,597,703	(1,837,887)	(1,567,524)

Change in net assets	762,208	309,732	(535,945)	(2,619,641)

Net Assets:
Beginning of year	70,520,543	70,210,811	45,845,147	48,464,788

End of year	$71,282,751	$70,520,543	$45,309,202	$45,845,147

Accumulated net investment income	$(94,034)	$—	$2,214	$(5,899)

Share Transactions:
Shares issued	307,175	1,219,478	222,642	570,893
Shares reinvested	—	364,919	2,197	190,482
Shares redeemed	(592,717)	(1,302,054)	(317,078)	(819,955)

Change in shares	(285,542)	282,343	(92,239)	(58,580)

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT
First Focus FundsSM
Statements of Changes in Net Assets (concluded)

	International Equity Fund
	For The Period
	Ended
	September 30,	For The Year
	2007	Ended
	(Unaudited)	March 31, 2007

Operations:
Net investment income	$770,645	$647,222
Net realized gains from investment and foreign currency transactions	5,762,648	4,015,973
Change in unrealized appreciation/depreciation on investments and translation of assets and liabilities in foreign currencies	3,710,885	7,300,233

Change in net assets resulting from operations	10,244,178	11,963,428

Distributions to Shareholders:
From net investment income	—	(797,095)

From net realized gains on investments	—	(2,973,111)

Change in net assets from dividends to shareholders	—	(3,770,206)

Capital Transactions:
Proceeds from shares issued	17,434,531	34,738,051
Proceeds from dividends reinvested	—	2,676,051
Cost of shares redeemed	(7,527,264)	(11,206,404)

Change in net assets from capital transactions	9,907,267	26,207,698

Change in net assets	20,151,445	34,400,920

Net Assets:
Beginning of year	85,896,082	51,495,162

End of year	$106,047,527	$85,896,082

Accumulated net investment income	$786,466	$15,821

Share Transactions:
Shares issued	1,068,524	2,429,275
Shares reinvested	—	182,648
Shares redeemed	(460,486)	(783,888)

Change in shares	608,038	1,828,035

See accompanying notes to financial statements.

This page intentially left blank.

SEMI-ANNUAL REPORT
First Focus FundsSM
Financial Highlights
For a Share Outstanding

				Dividends to
	Investment Activities			Shareholders from:				Ratios/Supplemental Data
			Net Realized							Net
			and			Net		Net		Investment
	Net Asset		Unrealized			Asset		Assets,	Expenses	Income to	Expenses
	Value,	Net	Gains	Net	Net Realized	Value,		End of	to Average	Average	to Average
	Beginning	Investment	(Losses) on	Investment	Gains on	End of	Total	Period	Net	Net	Net	Portfolio
	of Period	Income	Investments	Income	Investments	Period	Return (a)	(000’s)	Assets (b)	Assets (b)	Assets* (b)	Turnover

Short-Intermediate Bond Fund
For the Period Ended September 30,
2007 (Unaudited)	$9.40	$0.21	$(0.03)	$(0.21)	$—	$9.37	1.91%	$46,432	0.87%	4.39%	1.16%	30%
For the Year Ended March 31,
2007	$9.35	$0.35 (e)	$0.11	$(0.41)	$—	$9.40	5.07%	$47,306	0.89%	3.78%	1.13%	70%
2006	9.58	0.27	(0.09)	(0.41)	—	9.35	1.95	60,992	0.84	3.11	0.98	41
2005	10.09	0.30	(0.40)	(0.41)	—	9.58	(0.94)	67,666	0.87	2.92	1.01	73
2004	10.13	0.35	0.07	(0.46)	—	10.09	4.25	66,563	0.75	3.14	0.98	74
2003	9.59	0.39	0.63	(0.48)	—	10.13	10.87	56,064	0.76	4.06	1.04	70

Income Fund
For the Period Ended September 30,
2007 (Unaudited)	$9.63	$0.22	$(0.03)	$(0.22)	$—	$9.60	1.93%	$63,771	0.73%	4.79%	1.25%	39%
For the Year Ended March 31,
2007	$9.52	$0.40	$0.12	$(0.41)	$—	$9.63	5.66%	$64,946	0.98%	4.21%	1.19%	77%
2006	9.79	0.35	(0.21)	(0.41)	—	9.52	1.38	54,045	1.02	3.70	1.09	85
2005	10.19	0.33	(0.32)	(0.41)	—	9.79	0.13	67,645	1.04	3.60	1.11	52
2004	10.27	0.35	0.07	(0.45)	(0.05)	10.19	4.25	95,321	0.89	3.27	1.08	103
2003	9.81	0.55	0.49	(0.57)	(0.01)	10.27	10.79	75,111	0.89	4.47	1.14	82

Nebraska Tax-Free Fund
For the Period Ended September 30,
2007 (Unaudited)	$9.60	$0.16	$(0.04)	$(0.16)	$—	$9.56	1.24%	$40,763	1.00%	3.30%	1.34%	—%
For the Year Ended March 31,
2007	$9.64	$0.31	$0.03	$(0.31)	$(0.07)	$9.60	3.60%	$43,589	1.03%	3.25%	1.32%	4%
2006	9.90	0.33	(0.16)	(0.33)	(0.10)	9.64	1.72	49,546	0.96	3.38	1.15	8
2005	10.25	0.34	(0.25)	(0.34)	(0.10)	9.90	0.88	72,011	1.00	3.41	1.19	5
2004	10.22	0.36	0.07	(0.36)	(0.04)	10.25	4.31	84,487	0.90	3.54	1.15	9
2003	9.81	0.38	0.50	(0.38)	(0.09)	10.22	9.03	95,181	0.90	3.71	1.18	12

Balanced Fund
For the Period Ended September 30,
2007 (Unaudited)	$14.69	$0.08	$0.73	$(0.09)	$—	$15.41	5.49%	$34,954	1.33%	1.02%	1.48%	32%
For the Year Ended March 31,
2007	$14.14	$0.12	$0.57	$(0.12)	$(0.02)	$14.69	4.83%	$33,659	1.33%	0.84%	1.45%	60%
2006	12.45	0.05	1.69	(0.05)	—	14.14	13.96	33,518	1.35	0.35	1.35	44
2005	11.62	0.08	0.83	(0.08)	—	12.45	7.83	27,227	0.99	0.62	1.38	72
2004	9.02	0.08	2.60	(0.08)	—	11.62	29.80	28,088	1.07	0.81	1.33	74
2003	9.95	0.10	(0.92)	(0.11)	—	9.02	(8.19)	13,484	1.35	1.16	1.53	57

Core Equity Fund
For the Period Ended September 30,
2007 (Unaudited)	$10.33	$0.04	$0.88	$(0.04)	$—	$11.21	8.93%	$108,515	1.21%	0.75%	1.36%	15%
For the Year Ended March 31,
2007	$10.45	$0.11	$1.24	$(0.11)	$(1.36)	$10.33	13.09%	$108,580	1.22%	1.06%	1.32%	36%
2006	10.26	0.09	1.04	(0.10)	(0.84)	10.45	11.43	101,387	1.20	0.88	1.20	18
2005	9.67	0.09	0.96	(0.09)	(0.37)	10.26	11.00	105,864	1.23	0.90	1.23	11
2004	7.51	0.09	2.16	(0.09)	—	9.67	30.11	114,746	1.11	1.05	1.19	10
2003	9.89	0.09	(2.32)	(0.09)	(0.06)	7.51	(22.64)	95,000	1.12	1.08	1.25	13
See accompanying notes to financial statements.

Financial Highlights
For a Share Outstanding

				Dividends to
	Investment Activities			Shareholders from:			Ratios/Supplemental Data
			Net Realized
			and								Net
			Unrealized								Investment
			Gains		Net Realized	Net				Expenses	Income
	Net Asset	Net	(Losses) on		Gains on	Asset			Net Assets,	to	(Loss) to	Expenses
	Value,	Investment	Investments	Net	Investments	Value,			End of	Average	Average	to Average
	Beginning	Income	and Foreign	Investment	and Foreign	End of	Total		Period	Net	Net	Net	Portfolio
	of Period	(Loss)	Currency	Income	Currency	Period	Return(a)		(000’s)	Assets(b)	Assets(b)	Assets*(b)	Turnover

Large Cap Growth Fund
For the Period Ended September 30,
2007 (c) (Unaudited)	$10.00	$(0.12)	$0.02	$—	$—	$9.90	(1.00)%		$2,077	7.46%	(2.86)%	7.75%	4%

Growth Opportunities Fund
For the Period Ended September 30,
2007 (Unaudited)	$15.21	$(0.02)	$1.19	$—	$—	$16.38	7.69%		$71,283	1.23%	(0.26)%	1.38%	20%
For the Year Ended March 31,
2007	$16.12	$(0.02)	$0.81	$—	$(1.70)	$15.21	5.31%		$70,521	1.26%	(0.15)%	1.37%	51%
2006	15.00	(0.09)	2.95	—	(1.74)	16.12	20.03		70,211	1.24	(0.56)	1.24	28
2005	13.64	(0.06)	1.42	—	—	15.00	9.97		78,371	0.99	(0.42)	1.25	47
2004	9.53	(0.05)	4.16	—	—	13.64	43.14		73,899	1.01	(0.44)	1.10	55
2003	12.10	(0.04)	(2.53)	—	—	9.53	(21.24)		45,622	1.08	(0.43)	1.26	62

Small Company Fund
For the Period Ended September 30,
2007 (Unaudited)	$19.47	$0.03	$0.56	$(0.03)	$—	$20.03	3.05%		$45,309	1.37%	0.37%	1.52%	11%
For the Year Ended March 31,
2007	$20.08	$0.08	$1.77	$(0.10)	$(2.36)	$19.47	9.56%		$45,845	1.38%	0.41%	1.48%	31%
2006	17.54	0.05	3.27	(0.05)	(0.73)	20.08	19.29		48,465	1.36	0.28	1.36	15
2005	17.18	0.02	0.50	(0.02)	(0.14)	17.54	3.00		45,709	1.39	0.13	1.39	6
2004	12.38	0.07	4.80	(0.07)	—	17.18	39.47		41,641	1.12	0.47	1.38	15
2003	14.79	0.07	(2.41)	(0.07)	—	12.38	(15.81)		26,478	1.20	0.60	1.63	11

International Equity Fund
For the Period Ended September 30,
2007 (Unaudited)	$15.21	$0.13	$1.61	$—	$—	$16.95	11.44%		$106,048	1.38%	1.58%	1.63%	39%
For the Year Ended March 31,
2007	$13.48	$0.12	$2.36	$(0.15)	$(0.60)	$15.21	18.70%		$85,896	1.44%	0.97%	1.65%	49%
2006	11.20	0.09	3.36	(0.09)	(1.08)	13.48	32.12		51,495	1.51	0.85	1.61	51
2005	11.23	0.05	0.83	(0.03)	(0.88)	11.20	7.96		32,307	1.59	0.59	1.69	145
2004	7.44	0.06	3.77	(0.04)	—	11.23	51.48		23,486	1.51	0.58	1.66	103
2003(d)	10.00	0.03 (e)	(2.59)	—	—	7.44	(25.60	) (f)	11,496	1.61 (f)	0.52 (f)	2.21	37

*	Ratios excluding waivers and expenses paid indirectly. Voluntary waivers may be stopped at any time.

(a)	Not annualized for periods less than one year.

(b)	Annualized for periods less than one year.

(c)	Commenced operations on July 2, 2007.

(d)	Commenced operations on May 30, 2002.

(e)	Per share data calculated using average share method.

(f)	Net voluntary waivers from the administrator. Excluding the voluntary waivers from the administrator, the total return, ratio of expenses including waivers and ratio of net investment income would have been (26.05)%, 2.01% and 0.12% respectively.
See accompanying notes to financial statements.

SEMI-ANNUAL REPORT
First Focus FundsSM
Notes to Financial Statements
September 30, 2007 (unaudited)
1. Organization
First Focus Funds, Inc. (the “Company”) was organized in October, 1994 as a Nebraska corporation and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end management investment company issuing its shares in series. The Company consists of 9 series, the Short-Intermediate Bond Fund, the Income Fund, the Nebraska Tax-Free Fund, the Balanced Fund, the Core Equity Fund, the Large Cap Growth Fund, the Growth Opportunities Fund, the Small Company Fund and the International Equity Fund (individually referred to as the “Fund” and collectively as the “Funds”). Each series represents a distinct portfolio with its own investment objectives and policies
The Company is authorized to issue a total of 1,000,000,000 shares. All Funds presently offer Institutional Class shares without a sales charge.
Under the Funds’ organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds may enter into contracts with its vendors and others that provide general indemnification. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.
2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.
Security Valuation
The net asset value per share of each Fund is determined once on each business day as of the close of the New York Stock Exchange, which is normally 4 p.m. Eastern Time. Each Fund’s net asset value per share is calculated by adding the value of all securities and other assets of the Fund, subtracting its liabilities and dividing the result by the number of its outstanding shares. In valuing a Fund’s assets for calculating the net asset value, securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they traded on valuation date, or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. Debt securities (other than short-term investments) are valued at prices furnished by a pricing service and are subject to review and determination of the appropriate price whenever a furnished price is significantly different from the previous day’s furnished price. Each Fund’s respective investment adviser, FNB Fund Advisers (“FNB”) or Tributary Capital Management (“Tributary”), collectively, the “Advisers”, both divisions of First National Bank of Omaha (“First National”), is responsible for this review and determination process. Short-term obligations (maturing within 60 days) may be valued on an amortized cost basis. Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Fair Value Committee pursuant to procedures established by the Board of Directors. Factors used in determining fair value include but are not limited to type of security or asset, fundamental analytical data relating to the investment, evaluation of the forces that influence the market in which the security is purchased and sold, and information as to any transactions or offers with respect to the security. The International Equity Fund has engaged a third party fair value service provider to systemically recommend the adjustment of closing market prices of securities traded principally in foreign markets.
New Accounting Pronouncements
In September 2006, the FASB issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current GAAP from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of September 30, 2007, the Funds do not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures will be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.
Securities Transactions and Investment Income
Securities transactions are recorded no later than one business day after trade date throughout the period. However, for financial reporting purposes, security transactions are reported on trade date on the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities, and on foreign currency transactions, are determined by comparing the identified cost of the security lot sold with the net sale proceeds.
Risk Associated with Foreign Securities and Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include adverse future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those securities.
Certain countries may also impose substantial restrictions on investments on their capital markets by foreign entities, including restriction on investment in issuers or industries deemed sensitive to the relevant nation’s interests. These factors may limit the investment opportunities available or result in lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
Forward Foreign Currency Exchange Contracts
The International Fund (the “Fund”) may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. The Fund could be exposed to risks if the counter-parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses in the Statement of Assets and Liabilities and the Statement of Operations until the contract settlement date, at which time realized gains and losses are included in the Statement of Operations.

Notes to Financial Statements (continued)
September 30, 2007 (unaudited)
Foreign Currency Translation
The books and records of the International Equity Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:
(I)	fair value of investment securities, other assets and liabilities at the current rate of exchange

(II)	purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.
The Fund does not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that which is due to changes in the market prices of such securities. The Fund reports gains and losses on foreign currency related transactions as realized and unrealized gains and losses for financial reporting purposes, whereas such gains and losses are treated as ordinary income or loss for U.S. Federal income tax purposes.
Dividends and interest from non-U.S. sources received by a Fund are generally subject to non-U.S. withholding taxes at rates ranging up to 28%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and each Fund intends to undertake any procedural steps required to claim benefits of such treaties. If the value of more than 50% of a Fund’s total assets at the close of any taxable year consists of stock or securities of non-U.S. corporations, the Fund is permitted and may elect to treat any non-U.S. taxes paid by it as paid by its shareholders.
Loans of Portfolio Securities
The Funds may lend their securities pursuant to a securities lending agreement (“Lending Agreement”) with State Street Bank (“SSB”). Each Fund will limit its securities lending activity to 33 1/3% of its total assets. Security loans made pursuant to the Lending Agreement must maintain loan collateral with SSB at all times in an amount equal to no less than 100% of the current fair value of the loaned securities in the form of cash or U.S. Government obligations, to secure the return of the loaned securities. Initial value of loan collateral shall be no less than 102% of the fair value of the loaned securities plus the accrued interest on debt securities. SSB shall, in accordance with SSB’s reasonable and customary practices, mark loaned securities and collateral to their fair value each business day based upon the fair value of the collateral and the loaned securities at the close of business employing the most recently available pricing information and receive and deliver collateral in order to maintain the value of the collateral at no less than 100% of the fair value of the loaned securities. Cash collateral received is invested by SSB pursuant to the terms of the Lending Agreement.
According to the terms of the lending agreement, each Fund retains 70% of the income generated from the lending of its securities, of which a fixed amount is allocated to First National Bank (“First National”) based on actual costs incurred and which is approved by the board, and SSB retains 30% of the respective securities lending income. For the fiscal period, First National received $6,000 for their lending services as custodian. “Income from securities lending” as presented on the Statement of Operations is shown net of income received by FNB. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. To the extent a loan is secured by non-cash collateral, the borrower is required to pay a loan premium. Non-cash collateral received can not be sold or re-pledged. Net income earned on the investment of cash collateral and loan premiums received on non-cash collateral are allocated between SSB and the Funds in accordance with the Lending Agreement.
In the event of bankruptcy of the borrower, realization/retention of the collateral may be subject to legal proceedings.
The value of loaned securities and related collateral outstanding at September 30, 2007 was as follows:

	Value of	Value of
Fund	Cash Collateral	Securities Loaned

Short-Intermediate Bond Fund	$11,341,788	$11,126,057
Income Fund	5,578,361	5,471,528
Balanced Fund	9,378,734	9,178,581
Core Equity Fund	7,287,903	7,055,514
Growth Opportunities Fund	18,916,700	18,444,731
Small Company Fund	12,211,241	11,835,792
Cash collateral received for securities on loan was invested in the Securities Lending Quality Trust, an unregistered New Hampshire Trust (the “Trust”). The Trust is a pool of assets comprised of certificates of deposit, asset-backed securities, corporate bonds, bank notes, repurchase agreements, commercial paper, U.S. Government Agencies, deposit notes, time deposits and asset-backed commercial paper. The value of the investment in the Securities Lending Quality Trust at September 30, 2007 was as follows:

Fund	Fair Value

Short-Intermediate Bond Fund	$11,341,788
Income Fund	5,578,361
Balanced Fund	9,045,911
Core Equity Fund	7,287,903
Growth Opportunities Fund	18,916,700
Small Company Fund	12,211,241
Allocation of Expenses
Expenses directly attributable to a Fund are charged directly to that Fund, while expenses which are attributable to more than one Fund of the Company are allocated among the respective Funds based upon relative net assets or some other reasonable method.
Distributions to Shareholders
The Short-Intermediate Bond, Income, and Nebraska Tax-Free Funds declare dividends of net investment income daily and pay them monthly. The Core Equity, Small Company and Large Cap Growth Funds declare and pay monthly, the Balanced Fund declares and pays quarterly and the Growth Opportunities and International Equity Funds declare and pay annually. Distributions of net realized capital gains, if any, will be declared at least annually. Distributions from net income may differ significantly from book income due to certain tax elections made by the Funds.
3. Related Party Transactions
The Funds have agreements with the respective Advisors to furnish investment advisory services to the Funds. Under the terms of these agreements, the Funds pay a monthly fee at the annual rate of the following percentages on average daily net assets: to FNB, 0.50% for the Short-Intermediate Bond Fund, 0.60% for the Income Fund, 0.70% for the Nebraska Tax-Free Fund, 0.75% for the Core Equity Fund, 0.90% for the Large Cap Growth Fund, 0.85% for the Small

SEMI-ANNUAL REPORT
First Focus FundsSM
Notes to Financial Statements (continued)
September 30, 2007 (unaudited)
Company Fund and 1.00% for the International Equity Fund; to Tributary 0.75% for the Balanced and Growth Opportunities Funds.
Riverbridge Partners, LLC (“Riverbridge”) serves as the investment sub-advisor to the Large Cap Growth Fund. Under the terms of this agreement, FNB pays to Riverbridge a monthly fee of 0.45% of the average daily net assets of the Large Cap Growth Fund.
KBC Asset Management International Ltd. (“KBCAM”), a subsidiary of KBCAM Limited, serves as the investment sub-advisor to the International Equity Fund. Under the terms of this agreement, FNB pays to KBCAM a monthly fee of 0.50% of the average daily net assets of the International Equity Fund.
First National serves as custodian for each of the Funds, with the exception of the International Equity Fund, for which The Northern Trust Company acts as custodian. First National, as custodian, receives compensation from each of the Funds for such services in an amount equal to a fee, computed daily and payable monthly, at an annual rate of 0.03% of each Fund’s average daily net assets. In addition, First National received $6,000 related to securities lending activities performed on behalf of the Funds. The securities lending income, on the Statements of Operations, is listed net of these amounts. The Northern Trust Company receives as compensation from the International Equity Fund a fee, computed daily and paid monthly, at an annual rate of 0.065% of the Fund’s average daily net assets, subject to a minimum fee of $15,000 annually.
DST Systems, Inc., is the transfer agent, whose functions include disbursing dividends and other distributions.
Citi Fund Services Ohio, Inc. (formerly named BISYS Fund Services Ohio, Inc.) (“Citi”) and First National act as Co-Administrators of the Funds. As compensation for its administrative services, each Co-Administrator is entitled to a fee, calculated daily and paid monthly computed off of each Company’s average net assets. First National receives 0.07% of the Company’s average daily net assets. Citi receives a fee based off the Company’s first $600,000,000 in the amount of 0.08%, 0.06% for $600,000,000 to $800,000,000 and 0.04% over $800,000,000 subject to an aggregate minimum fee of $240,000 for all Funds. Citi also serves as fund accountant, and as such, is entitled to certain out-of-pocket expenses.
Under a Compliance Services Agreement between the Funds and Citi (the “Agreement”), Citi makes an employee available to serve as the Funds’ AML Compliance Officer and Chief Compliance Officer (the “CCO”). Under the Agreement, Citi also provides infrastructure and support in implementing the written policies and procedures comprising the Funds’ compliance program, including support services to the CCO. For the services provided under the Agreement, the Funds paid Citi $53,780 for the period ended September 30, 2007, plus certain out of pocket expenses. Citi pays the salary and other compensation earned by any such individuals as employees of Citi.
The Advisers, sub-advisor and the Co-Administrators may periodically volunteer to reduce all or a portion of their fees with respect to one or more Funds. These voluntary waivers may be terminated at any time. The Advisers, sub-advisor and the Co-Administrators may not seek reimbursement of such voluntarily reduced fees at a later date. The reduction of such fees will cause the yield and total return of that Fund to be higher than it would be in the absence of such reductions. These waivers are not subject to recoupment in subsequent fiscal periods.
Foreside (the “Distributor”) acts as Distributor for each of the Funds pursuant to a Distribution Agreement with the Company. Prior to August 1, 2007, BISYS Fund Services Limited Partnership was the distributor for the Funds.
The Company has adopted an Administrative Services Plan, which allows the Funds to charge a shareholder services fee, pursuant to which each Fund is authorized to pay compensation to banks and other financial institutions, that may include the Advisors, their correspondent and affiliated banks and the Administrator (each a “Service Organization”). Such Service Organizations agree to provide certain administerial, recordkeeping and/or administrative support services for their customers or account holders who are the beneficial or record owner of the shares of that Fund. The Funds’ agreement with First National sets that shareholder servicing agent’s service fee at the annual rate of 0.25% of the average aggregate net asset value of the Funds held during the period by customers for whom First National provided services under the Servicing Agreement. The amounts charged to the Funds and paid to First National for Shareholder service fees are reported within the Statements of Operations.
4. Investment Transactions
The aggregate purchases and sales of securities, excluding U.S. Government securities and short-term investments (maturing less than one year form acquisition), for the period ended September 30, 2007 were as follows:

	Purchases	Sales

Short-Intermediate Bond Fund	$14,403,753	$13,573,249
Income Fund	24,170,410	25,594,718
Nebraska Tax-Free Fund	—	2,630,121
Balanced Fund	8,448,986	11,494,015
Core Equity Fund	16,068,240	25,872,538
Large Cap Growth Fund	2,063,733	70,963
Growth Opportunities Fund	14,913,945	13,342,666
Small Company Fund	4,827,005	6,011,532
International Equity Fund	43,124,824	37,771,935
The aggregate purchases and sales of long-term U.S. Government securities for the period ended September 30, 2007 were as follows:

	Purchases	Sales

Short-Intermediate Bond Fund	$11,659,533	$8,987,321
Income Fund	16,664,610	17,698,526
A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933

Notes to Financial Statements (continued)
September 30, 2007 (unaudited)
Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board of Directors. Not all restricted securities are considered illiquid. At September 30, 2007, the Short-Intermediate Bond Fund and the Income Fund held illiquid securities representing 1.9% and 0.9% of net assets, respectively. The illiquid, restricted securities held as of September 30, 2007 are identified below:

			Shares or
Security	Acquisition Date	Acquisition Cost	Principal Amount	Fair Value

First Focus Short- Intermediate Bond Fund
Canal Pointe I LLC, 10.88%, 1/25/14	7/28/06	$900,000	$900,000	$900,000
First Focus Income Fund
Canal Pointe I LLC, 10.88%, 1/25/14	7/28/06	600,000	600,000	600,000
5. Capital Share Transactions
The Company is authorized to issue a total of 1,000,000,000 shares of common stock in each series with a par value of $0.00001 per share. The Board of Directors is empowered to issue other series of the Company’s shares without shareholder approval.
6. Federal Income Taxes
It is each Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including and net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.
At September 30, 2007, the cost, gross unrealized appreciation, gross unrealized depreciation on securities and net unrealized appreciation and depreciation for federal income tax purposes were as follows:

		Tax Unrealized	Tax Unrealized	Net Tax Unrealized
	Tax Cost	Appreciation	(Depreciation)	Appreciation (Depreciation)

Short-Intermediate Bond Fund	$57,323,725	$493,858	$(1,050,299)	$(556,441)
Income Fund	68,904,313	632,364	(740,635)	(108,271)
Nebraska Tax-Free Fund	39,733,369	587,814	50,755	638,569
Balanced Fund	37,458,144	5,948,873	(84,491)	5,864,382
Core Equity Fund	79,915,172	33,802,631	(1,330,922)	32,471,709
Large Cap Growth Fund	2,043,019	79,669	(49,287)	30,382
Growth Opportunities Fund	61,654,202	12,266,361	14,939,291	27,205,652
Small Company Fund	45,532,744	5,341,008	6,228,740	11,569,748
International Equity Fund	83,135,023	23,631,995	(1,942,274)	21,689,721
As of March 31, 2007, the components of Accumulated Earning (Deficit) on a tax basis were as follows:

								Total
	Undistributed	Undistributed	Undistributed			Accumulated	Unrealized	Accumulated
	Tax-Exempt	Ordinary	Long-Term	Accumulated	Dividends	Capital and	Appreciation/	Earnings/
	Income	Income	Capital Gains	Earnings	Payable	Other Losses	(Depreciation)	(Deficit)

Short-Intermediate Bond Fund	$—	$243,379	$—	$243,379	$(177,415)	$(3,636,672)	$(399,030)	$(3,969,737)
Income Fund	—	374,421	—	374,421	(254,510)	(2,457,110)	167,064	(2,170,136)
Nebraska Tax-Free Fund	120,354	4,330	26,255	150,939	(120,354)	—	804,401	834,986
Balanced Fund	—	192,140	914,161	1,106,301	—	—	7,598,795	8,705,096
Core Equity Fund	—	307,136	5,431,964	5,739,100	—	—	30,178,215	35,917,315
Growth Opportunities Fund	—	355,532	1,898,034	2,253,565	—	—	24,930,548	27,184,113
Small Company Fund	—	102,795	3,379,336	3,482,131	—	—	12,319,427	15,801,559
International Equity Fund	—	1,461,649	1,594,041	3,055,689	—	—	18,012,324	21,068,013

SEMI-ANNUAL REPORT
First Focus FundsSM
Notes to Financial Statements (continued)
September 30, 2007 (unaudited)
The tax character of dividends and distributions paid during the years ended March 31, 2007 were as follows:

	Distributions Paid From
		Net Long Term Capital
	Ordinary Income	Gains	Tax-Exempt Distributions	Total Distributions Paid*
	2007	2007	2007	2007

Short-Intermediate Bond Fund	$2,334,527	$—	$—	$2,334,527
Income Fund	2,406,071	—	—	2,406,071
Nebraska Tax-Free Fund	7,259	314,917	1,505,155	1,827,331
Balanced Fund	279,134	40,715	—	319,849
Core Equity Fund	1,126,246	13,007,392	—	14,133,638
Growth Opportunities Fund	834,237	6,743,335	—	7,577,572
Small Company Fund	515,399	4,869,541	—	5,384,940
International Equity Fund	2,456,853	1,313,353	—	3,770,206

*	Total distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.
Capital losses after October 31 (“post October losses”) within the taxable year are deemed to arise on the first business day of the Funds next taxable year. After October 31, 2006, the following Funds incurred and elected to defer net capital losses, for federal income tax purposes, were as follows:

Post-October Losses

Short-Intermediate Bond Fund	$524,914
Income Fund	58,400
As of March 31, 2007, for Federal income tax purposes, the following Funds have capital loss carryforwards, which are available to offset future realized gains, if any, to the extent provided by the treasury regulations:

	2010	2011	2012	2013	2014	2015	Total

Short-Intermediate Bond Fund	$—	$449,594	$—	$324,830	$743,510	$1,593,824	$3,111,758
Income Fund	316,978	—	140,465	232,436	813,966	894,865	2,398,710
As required, effective September 28, 2007, the Trust adopted FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. The adoption of FIN 48 did not impact the Funds’ net assets or results of operations.
7. Concentration of Credit Risk
The Nebraska Tax-Free Fund concentrates its investments in a single state and therefore has more credit risk related to the economic conditions of that state than a Fund with broader geographical diversification.
The International Equity Fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments, lack of liquidity, low market capitalizations, foreign currency fluctuations, and the level of governmental supervision and regulation of securities markets in the respective countries.
8. Regulatory Matters
The SEC examination of First National Bank of Omaha related to past payment of certain marketing and other expenses was concluded as of November 9, 2007. Based on Fund management’s review and the examination conclusions reached, management does not believe the Funds’ financial statements would be adversely impacted as a result of this examination.

Additional Fund Information
September 30, 2007 (unaudited)
Review and Approval of the Funds’ Advisory and Sub-Advisory Agreements
On April 12, 2007, the Board of Directors (the “Board”) of First Focus Funds, Inc. (the “Company” or the “Funds”), including all of the Directors who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), (the “Independent Directors”) of either the Funds or of Riverbridge Partners, LLC (“Riverbridge”), approved the appointment of Riverbridge to serve as subadviser to the First Focus Large Cap Growth Fund (“LCGF”) and the terms of the Subadvisory Agreement between Riverbridge and FNB Fund Advisors (“FNB”), an investment adviser to seven of the nine Funds (the “FNB Funds”). The Board also approved amending the terms of the existing Investment Advisory Agreement dated December 20, 1994 between the Funds and FNB (the “FNB Agreement”) to add the LCGF (the “Amendment”).
The following are the Board’s conclusions respecting the material factors the Board considered when appointing Riverbridge and approving the terms of the Subadvisory Agreement and the Amendment:
•	The Board concluded that the nature, extent and quality of the services to be provided by Riverbridge to the LCGF, including its reputation, expertise and resources in domestic financial markets, would likely benefit the LCGF by achieving above-average performance while providing better responsiveness to the Board’s and the LCGF shareholders’ concerns, especially as compared to other portfolio managers of similar asset classes using similar strategies for portfolios of similar size. The Board also concluded that Riverbridge’s financial condition, brokerage practices, commitment to compliance, overall high quality of personnel, lack of possible conflicts of interest, regulatory exam history, and the experience of its portfolio managers all demonstrated that Riverbridge would benefit the LCGF by providing exceptional performance while maintaining exceptional business practices. The Board further concluded that the quality of the services FNB had provided to the Funds demonstrated that the Funds could expect to continue to receive the same level of high quality service respecting the LCGF.

•	The Board concluded that Riverbridge’s prior investment performance, which demonstrated superior performance over time, demonstrated that Riverbridge would likely increase the value of the LCGF’s assets over time at a favorable rate and that Riverbridge had the requisite expertise to effectively manage the intended portfolio of the LCGF. The Board further concluded, with respect to the Amendment, that FNB’s prior investment performance demonstrated that they were capable and experienced in effectively managing a sub-advisory relationship.

•	The Board concluded that the costs of the services to be provided by Riverbridge in relation to its Subadvisory fee, and accordingly, the profits to be realized by Riverbridge as a result of its services to the LCGF, were reasonable in light of the extent of the resources and level of service Riverbridge would commit to managing the LCGF, and in comparison to advisory fees paid by other funds having similar size and investment strategies. The Board further concluded that the cost of the services to be provided by FNB to the LCGF in relation to its advisory fee under the Amendment were reasonable in light of the extent of the resources and level of service FNB would continue to provide the Funds, and in comparison to advisory fees paid by other funds having similar size and investment strategies.

•	The Board compared the services to be provided by Riverbridge to the level of services which could be expected to be provided by larger investment advisers and concluded that because Riverbridge had fewer clients than the typical large cap growth manager having Riverbridge’s level of expertise, Riverbridge could be expected to not only provide better service to the LCGF, but that it would also be more responsive to both the Board and the LCGF’s shareholders. The Board based this conclusion in part upon the Funds’ past experience with similarly-sized subadvisers which had demonstrated that when the client represents a larger portion of the manager’s client base, the client tends to receive better and more responsive service.

•	The Board compared the proposed Subadvisory fees to be paid to Riverbridge, the fees to be paid to FNB under the Amendment, and the LCGF’s overall expense ratio to other mutual funds with similar investment strategies and of similar size, and concluded that the proposed fees and expense ratio were in the middle range of what other managers charged for advisory services to such similar funds. These comparisons assisted the Board in making its determinations by demonstrating that the fees were competitive in the marketplace and not unusually high, considering the level of service the LCGF could expect to receive from Riverbridge and FNB.
In making its determinations, the Board determined that economies of scale to be achieved as assets in the LCGF grow were not relevant to its determinations, because (i) prior to launch of the LCGF and given the distribution methods utilized by the Funds, it was difficult to foresee that the LCGF’s assets could grow to the point where Riverbridge’s or FNB’s expenses, as a percentage of their respective fees, would be materially reduced, and (ii) FNB had demonstrated over time its willingness to voluntarily waive its portion of any advisory fees in order to maintain an overall acceptable level of advisory fees. The Board further determined that the benefits to be received by Riverbridge and FNB or their respective affiliates (excluding the advisory fees), such as soft dollars, were not relevant to its determinations, because neither Riverbridge nor FNB utilize any soft dollar arrangements.

SEMI-ANNUAL REPORT
First Focus FundsSM
Additional Fund Information (continued)
September 30, 2007 (unaudited)
On May 21, 2007, the Board, including all of the Directors who are not “interested persons” as that term is defined in the 1940 Act, (the “Independent Directors”) of either the Funds or of FNB, approved the renewal of the FNB Agreement. The following are the Board’s conclusions respecting the material factors the Board considered when approving the renewal of the FNB Agreement:
•	The Board concluded that the nature, extent and quality of the services to be provided by FNB to the FNB Funds, including its reputation, expertise and resources in the financial markets in which the Funds which FNB serves as portfolio manager (the “FNB Portfolios”) invest, would continue to benefit the FNB Funds by achieving above-average performance while providing superior responsiveness to the Board’s and the FNB Funds’ shareholders’ concerns, especially as compared to other portfolio managers of similar asset classes using similar strategies for portfolios of similar size. The Board also concluded that FNB’s financial condition, brokerage practices, commitment to compliance, overall high quality of personnel, lack of possible conflicts of interest, regulatory exam history, and the experience of its portfolio managers all demonstrated that FNB would continue to benefit the FNB Funds by providing exceptional performance while maintaining exceptional business practices.

•	The Board concluded that FNB’s prior investment performance, which demonstrated superior performance over time, demonstrated that FNB could continue to increase the value of the FNB Portfolios’ assets over time at a favorable rate and that FNB had the requisite expertise to effectively manage the FNB Portfolios.

•	The Board concluded that the costs of the services provided by FNB in relation to its advisory fees, and accordingly, the profits realized by FNB as a result of its services to the FNB Funds, were reasonable in light of the extent of the resources and level of service FNB provides the FNB Funds, and in comparison to advisory fees paid by other funds having similar size and investment strategies.

•	The Board compared the fees to be paid to FNB and the FNB Funds’ respective overall expense ratios to institutional funds of similar size and strategy and concluded that the proposed fees and expense ratios were in the middle range of what other managers charged for advisory services to such similar funds. These comparisons assisted the Board in making its determinations by demonstrating that the fees were competitive in the marketplace and not unusually high, considering the level of service the FNB Funds could expect to continue to receive from FNB.
In making its determinations, the Board determined that economies of scale to be achieved as assets in the FNB Funds grow were not relevant to its determinations, because (i) given the distribution methods utilized by the FNB Funds, it was difficult to foresee that the FNB Funds’ assets could grow to the point where FNB’s expenses, as a percentage of its fees, would be materially reduced, and (ii) FNB had demonstrated over time its willingness to voluntarily waive its portion of any advisory fees in order to maintain an overall acceptable level of advisory fees. The Board further determined that the benefits to be received by FNB or its affiliates (excluding the advisory fees), such as soft dollars, were not relevant to its determinations, because FNB does not utilize any soft dollar arrangements.
On May 21, 2007, the Board, including all of the Directors who are not “interested persons” as that term is defined in the 1940 Act, (the “Independent Directors”) of either the Funds or of Tributary Capital Management, LLC (“Tributary”), the investment adviser to the First Focus Balanced Fund and the First Focus Growth Opportunities Fund (the “Tributary Funds”) pursuant to an Investment Advisory Agreement dated February 14, 2005 between the Funds and Tributary (the “Tributary Agreement”), approved the renewal of the Tributary Agreement. The following are the Board’s conclusions respecting the material factors the Board considered when approving the renewal of the Tributary Agreement:
•	The Board concluded that the nature, extent and quality of the services to be provided by Tributary to the Tributary Funds, including its reputation, expertise and resources in the financial markets in which the Tributary Funds invest, would continue to benefit the Tributary Funds by achieving above-average performance while providing superior responsiveness to the Board’s and the Tributary Funds’ shareholders’ concerns, especially as compared to other portfolio managers of similar asset classes using similar strategies for portfolios of similar size. The Board also concluded that Tributary’s financial condition, brokerage practices, commitment to compliance, overall high quality of personnel, lack of possible conflicts of interest, regulatory exam history, and the experience of its portfolio managers all demonstrated that Tributary would continue to benefit the Tributary Funds by providing exceptional performance while maintaining exceptional business practices.

•	The Board concluded that Tributary’s prior investment performance, which demonstrated superior performance over time, demonstrated that Tributary could continue to increase the value of the Tributary Funds’ assets over time at a favorable rate and that Tributary had the requisite expertise to effectively manage the Tributary Funds.

•	The Board concluded that the costs of the services provided by Tributary in relation to its advisory fees, and accordingly, the profits realized by Tributary as a result of its services to the Tributary Funds, were reasonable in light of the extent of the resources and level of service Tributary provides the Tributary Funds, and in comparison to advisory fees paid by other funds having similar size and investment strategies.

•	The Board compared the fees to be paid to Tributary and the Tributary Funds’ respective overall expense ratios to institutional funds of similar size and strategy and concluded that the proposed fees and expense ratios were in the middle range of what other managers charged for advisory services to such similar funds. These comparisons assisted the Board in making its determinations by demonstrating that the fees were competitive in the marketplace and not unusually high, considering the level of service the Tributary Funds could expect to continue to receive from Tributary.

Additional Fund Information (continued)
September 30, 2007 (unaudited)
In making its determinations, the Board determined that economies of scale to be achieved as assets in the Tributary Funds grow were not relevant to its determinations, because (i) given the distribution methods utilized by the Tributary Funds, it was difficult to foresee that the Tributary Funds’ assets could grow to the point where Tributary’s expenses, as a percentage of its fees, would be materially reduced, and (ii) Tributary had demonstrated over time its willingness to voluntarily waive its portion of any advisory fees in order to maintain an overall acceptable level of advisory fees. The Board further determined that the benefits to be received by Tributary or its affiliates (excluding the advisory fees), such as soft dollars, were not relevant to its determinations, because Tributary does not utilize any soft dollar arrangements.
On May 21, 2007, the Board, including all of the Directors who are not “interested persons” as that term is defined in the 1940 Act, (the “Independent Directors”) of either the Funds or of KBC Asset Management International Limited (“KBC”), the investment adviser to the First Focus International Equity Fund (the “International Fund”) pursuant to an Investment Sub-Advisory Advisory Agreement dated April 15, 2002 between FNB and KBC (the “KBC Agreement”), approved the renewal of the KBC Agreement. The following are the Board’s conclusions respecting the material factors the Board considered when approving the renewal of the KBC Agreement:
•	The Board concluded that the nature, extent and quality of the services provided by KBC to the International Fund, including its reputation, expertise and resources in the financial markets in which the International Fund invests, would continue to benefit the International Fund by achieving above-average performance while providing excellent responsiveness to the Board’s and the International Fund shareholders’ concerns, especially as compared to other portfolio managers of similar asset classes using similar strategies for portfolios of similar size. The Board also concluded that KBC’s financial condition, brokerage practices, commitment to compliance, overall high quality of personnel, lack of possible conflicts of interest, regulatory exam history, and the experience of its portfolio managers all demonstrated that KBC would continue to benefit the International Fund by providing exceptional performance while maintaining exceptional business practices. The Board further concluded that the quality of the services FNB had provided to the International Fund demonstrated that the International Fund could expect to continue to receive the same level of high quality service.

•	The Board concluded that KBC’s prior investment performance, which demonstrated superior performance over time, demonstrated that KBC would likely continue to increase the value of the International Fund’s assets over time at a favorable rate and that KBC has the requisite expertise to effectively manage the International Fund’s portfolio.

•	The Board concluded that the costs of the services provided by KBC in relation to its subadvisory fee, and accordingly, the profits to realized by KBC as a result of its services to the International Fund, were reasonable in light of the extent of the resources and level of service KBC provides in managing the International Fund, and in comparison to advisory fees paid by other funds having similar size and investment strategies. The Board further concluded that the cost of the services to be provided by FNB to the International Fund in relation to its advisory fee respecting the International Fund were reasonable in light of the extent of the resources and level of service FNB would continue to provide the International Fund, and in comparison to advisory fees paid by other funds having similar size and investment strategies.

•	The Board compared the services provided by KBC to the level of services which could be expected to be provided by larger investment advisers and concluded that KBC had demonstrated over time that it has been better able to respond to Board and International Fund shareholder concerns and timely implement changes to the benefit of the International Fund.

•	The Board compared the sub advisory fees paid to KBC, the fees to be paid to FNB under the FNB Agreement respecting the International Fund, and the International Fund’s overall expense ratio to institutional funds of similar size and strategy and concluded that proposed fees and expense ratio were in the middle range of what other managers charged for advisory services to such similar funds. These comparisons assisted the Board in making its determinations by demonstrating that the fees were competitive in the marketplace and not unusually high, considering the level of service the International Fund could expect to continue to receive from both KBC and FNB.
In making its determinations, the Board determined that economies of scale to be achieved as assets in the International Fund grow were not relevant to its determinations, because KBC and FNB had demonstrated over time their willingness to voluntarily waive portions of their advisory fees in order to maintain an overall acceptable level of advisory fees. The Board further determined that the benefits to be received by KBC and FNB or their respective affiliates (excluding the advisory fees), such as soft dollars, were not relevant to its determinations, because neither KBC nor FNB utilize any soft dollar arrangements.

SEMI-ANNUAL REPORT
First Focus FundsSM
Additional Fund Information (continued)
September 30, 2007 (unaudited)
Proxy Voting Policy
A description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio securities is available (i) without charge, upon request, by calling 800-662-4203 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.
Quarterly Holdings
Portfolio holdings statements for the Funds for the quarters ended December 31 and June 30, are available, without charge, on the Securities and Exchange Commission’s website at http://www.sec.gov.

Additional Fund Information (continued)
September 30, 2007 (unaudited)
Table of Shareholder Expenses
As a shareholder of the First Focus Funds, you incur ongoing costs, including management fees, distribution fee and other Fund expenses. This example is intended to help you understand your ongoing cost (in dollars) of investing in the First Focus Funds and to compare these cost with the ongoing cost of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 01, 2007 through September 30, 2007.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
	4/1/07	9/30/07	4/1/07 - 9/30/07	4/1/07 - 9/30/07

Short-Intermediate Bond Fund	$1,000.00	$1,019.10	$4.40	0.87%
Income Fund	1,000.00	1,019.30	3.70	0.73%
Nebraska Tax-Free Fund	1,000.00	1,012.40	5.04	1.00%
Balanced Fund	1,000.00	1,054.90	6.85	1.33%
Core Equity Fund	1,000.00	1,089.30	6.34	1.21%
Large Cap Growth Fund***	1,000.00	990.00	18.51	7.46%
Growth Opportunities Fund	1,000.00	1,076.90	6.40	1.23%
Small Company Fund	1,000.00	1,030.50	6.97	1.37%
International Equity Fund	1,000.00	1,114.40	7.31	1.38%
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on each of the First Focus Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
	4/1/07	9/30/07	4/1/07 - 9/30/07	4/1/07 - 9/30/07

Short-Intermediate Bond Fund	$1,000.00	$1,020.71	$4.41	0.87%
Income Fund	1,000.00	1,021.41	3.70	0.73%
Nebraska Tax-Free Fund	1,000.00	1,020.05	5.06	1.00%
Balanced Fund	1,000.00	1,018.40	6.73	1.33%
Core Equity Fund	1,000.00	1,019.00	6.12	1.21%
Large Cap Growth Fund***	1,000.00	993.87	18.54	7.46%
Growth Opportunities Fund	1,000.00	1,018.90	6.23	1.23%
Small Company Fund	1,000.00	1,018.20	6.93	1.37%
International Equity Fund	1,000.00	1,018.15	6.98	1.38%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Annualized.

***	Information shown reflects values using expense ratios from July 2, 2007 (date of commencement of operations) to September 30, 2007.

SEMI-ANNUAL REPORT
First Focus FundsSM
Directors and Officers
September 30, 2007

	Position(s) Held	Length of Time
Name, Address, and Age	with the Company	Served	Principal Occupation(s) During Past 5 Years

INTERESTED DIRECTORS*

Mike Summers 1620 Dodge Street Omaha, NE 68102 Age: 43	President/Director	Since November, 2007	Chief Financial Officer of First National Nebraska, Inc., (November 2006 to present); Chief Financial Officer, Transgenomic, Inc. (August 2004 to November 2006); General Manager of C&A Industries (February 2003 to August 2004); Executive Vice President of Operations and Chief Financial Officer of Nexterna, Inc. (January 2001 to February 2003). No other directorships.

INDEPENDENT DIRECTORS

Robert A. Reed 2600 Dodge Street Omaha, NE 68131 Age: 67	Director	Since 1994	President and Chief Executive Officer, Physicians Mutual Insurance Company and Physicians Life Insurance Company (1974 to present). No other directorships

Gary D. Parker 1620 Dodge Street Stop 1060 Omaha, NE 68102 Age: 61	Director	Since 2004	Retired; President, Chief Executive Officer and Chairman, Lindsay Manufacturing Co., a publicly owned manufacturer of farm irrigation systems, for more than five years. No other directorships of public companies.

OTHER EXECUTIVE OFFICERS

Trent M. Statczar 3435 Stelzer Road Columbus, OH 43219 Age: 35	Treasurer	Since October, 2003	Vice President of Financial Administration, Citi Fund Services Ohio, Inc. (1993 to present)

Patrick Keniston 3435 Stelzer Road Columbus, OH 43219 Age: 43	Secretary	Since July, 2007	Counsel, Citi Fund Services Ohio, Inc. (March 2005 to present); Attorney, Citigroup Global Transaction Services (October 2001 to March 2005).

*	As defined in the 1940 Act. Mr. Summers is an interested Director because he is an officer of First National Nebraska, Inc, the parent of FNB Fund Advisors, an investment advisor of the Fund.

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Investment Adviser FNB Fund Advisers First National Bank 1620 Dodge Street, Stop 1075 Omaha, Nebraska 68197 Tributary Capital Management First National Bank P.O. Box 555 Fort Collins, Colorado 80522 Investment Sub-Adviser (Large Cap Growth Fund only) Riverbridge Partners, LLC Midwest Plaza West 801 Nicollet Mall, Suite 600 Minneapolis, Minnesota 55402 (International Equity Fund only) KBC Asset Management International Ltd. Joshua Dawson House Dawson Street Dublin 2, Ireland Custodian First National Bank 1620 Dodge Street, Stop 1075 Omaha, Nebraska 68197 The Northern Trust Company (International Equity Fund only) 50 South LaSalle Street Chicago, Illinois 60675 Administrator Citi Fund Services Ohio, Inc. 3435 Stelzer Road Columbus, Ohio 43219 Distributor Foreside Distribution Services, L.P. 3435 Stelzer Road Columbus, Ohio 43219 Legal Counsel Blackwell Sanders Peper Martin LLP 1620 Dodge Street, Suite 2100 Omaha, Nebraska 68102 Independent Registered Public Accounting Firm KPMG LLP 191 W. Nationwide Blvd., Suite 500 Columbus, Ohio 43215 This report has been prepared for the general information of First Focus Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective First Focus Funds prospectus.___The prospectus contains more complete information about First Focus Funds’ investment objectives, management fees and expenses, risks and operating policies. Please read the prospectus carefully before investing or sending money. For more information call 1-800-662-4203 or write to: First Focus Funds Service Center P.O. Box 219022 Kansas City, Missouri 64121-9022

Item 2. Code of Ethics.
Not Applicable
Item 3. Audit Committee Financial Expert.
Not Applicable
Item 4. Principal Accountant Fees and Services.
Not applicable
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Schedule of Investments.
Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
Not Applicable
Item 11. Controls and Procedures.
(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
Not applicable

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) First Focus Funds, Inc.
By (Signature and Title)*	/s/ Trent Statczar
Trent Statczar, Treasurer

Date: December 7, 2007.
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Trent Statczar
Trent Statczar, Treasurer

Date: December 7, 2007.

By (Signature and Title)*	/s/ Mike Summers
Mike Summers, President

Date: December 7, 2007.

*	Print the name and title of each signing officer under his or her signature.